ITEM 1. REPORT TO STOCKHOLDERS.


John Hancock
Real Estate
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25


Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital, with
income as a
secondary goal,
by investing
primarily in
securities of U.S.
and foreign real
estate companies.
The Fund gener-
ally focuses on
real estate
investment trusts
(REITs).

Over the last six months

* Real estate investment trusts (REITs) posted double-digit gains as investors flocked to the sector's stability and high dividend yields.

* Retail REITs were the best performers, while hotel REITs detracted from performance.

* The Fund decreased its holdings in non-REIT companies, taking profits in many of its housing-related stocks.

[Bar chart with heading "John Hancock Real Estate Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 3% with 0% at the bottom and 12% at the top. The first bar represents the 10.93% total return for Class A. The second bar represents the 10.56% total return for Class B. The third bar represents the 10.56% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 7.2%   Equity Office Properties Trust
 4.8%   Simon Property Group, Inc.
 4.8%   Equity Residential Properties Trust
 3.5%   Vornado Realty Trust
 3.3%   Kimco Realty Corp.
 3.1%   Boston Properties, Inc.
 3.1%   ProLogis Trust
 2.8%   General Growth Properties, Inc.
 2.5%   Archstone-Smith Trust
 2.4%   Apartment Investment & Management Co. (Class A)

As a percentage of net assets on April 30, 2003.



BY JAMES K. SCHMIDT, CFA, JAMES J. MCKELVEY AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
Real Estate Fund

MANAGERS'
REPORT

After three years of steady declines, the U.S. stock market posted gains during the six months ended April 30, 2003. Stocks began the period on an upbeat note, rebounding off their lowest levels in five years. However, the market slid back as the economy remained sluggish and investors grew jittery about the impending war with Iraq. After the war began in March and reached a fairly rapid resolution, investors showed renewed confidence, pushing the market up sharply through the end of April.

"...(REITs) continued to
 outperform the overall
 stock market, producing
 double-digit gains."

Real estate investment trusts (REITs) continued to outperform the overall stock market, producing double-digit gains. Investors seeking safety from the volatile stock market shifted into REITs and other relatively stable sectors of the market. The high dividend yields offered by REITs were also an attraction, especially given the low interest-rate environment. Despite the REIT market's outperformance, weak economic conditions contributed to increased volatility and some earnings deterioration. The best performers were REITs with strong balance sheets and ample interest and dividend coverage.

FUND PERFORMANCE

For the six months ended April 30, 2003, John Hancock Real Estate Fund's Class A, Class B and Class C shares posted total returns of 10.93%, 10.56% and 10.56%, respectively, at net asset value. This performance was in line with the 10.76% return of the average real estate fund, according to Lipper Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Jim Schmidt, Jay McKelvey and Tom Goggins flush right next to first paragraph.]

RETAILERS LEAD THE WAY

Retail REITs were the best performers in the REIT sector during the past six months, as they have been since the beginning of 2001. Consumer spending has remained firm throughout the economic slowdown, supporting healthy rent growth at many retail properties. With retailers opening new stores, malls and shopping centers were among the few commercial properties where occupancy increased. Consolidation has also been a factor in the retail segment, with some weaker players selling out to larger competitors.

The Fund held an overweighted position in retail REITs, many of which were among the top contributors to performance. Fund holdings Kimco Realty, The Rouse Company and Developers Diversified Realty all rose nicely during the six-month period.

OFFICE AND APARTMENT REITS

Office and apartment REITs are the most economically sensitive segments of the REIT market, and the stagnant economic environment contributed to falling occupancy and a lack of rent growth. Nonetheless, office and apartment REITs produced positive results for the six-month period.

"The Fund held an over
 weighted position in retail
 REITs, many of which were
 among the top contribu-
 tors to performance."

In the office segment, termination fees from tenants closing down their offices helped reduce the stress that increased vacancies put on the earnings of office REITs. In addition, low debt levels and conservative balance sheets allowed office REITs to maintain their dividends despite the downturn. The Fund underweighted office REITs for most of the period, but larger holdings like Equity Office Properties and Boston Properties contributed favorably to performance.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is REIT Equity--office property 24%, the second is REIT equity--apartments 15%, the third REIT Equity--regional malls 14%, the fourth REIT Equity--shopping centers 12%, and the fifth REIT Equity--warehouse/industries 10%.]

Apartment REITs faced a tougher environment, with new buildings going up at a time when renters are taking advantage of low mortgage rates to become homeowners. Some apartment REITs, such as Post Properties, were forced to cut their dividends to maintain a strong balance sheet. However, vacancy rates appear to be slowing, and property owners are making fewer concessions to bring in new renters. The Fund underweighted apartment REITs but benefited from the performance of its biggest holdings, including Equity Residential Properties and Apartment Investment & Management.

HOTELS FALL OUT OF BED

Hotel REITs posted negative results overall. The war with Iraq and the SARS outbreak brought both business and leisure travel to a near standstill. Hotel REITs with strong balance sheets and exposure to high-quality urban locations held up the best, while highly leveraged REITs and those with suburban-oriented properties suffered the most significant losses.

The Fund's hotel holdings reflected this divergence. Starwood Hotels, with its upscale urban properties, was among the Fund's best performers, while Host Marriott and Felcor Lodging were the biggest negative contributors to performance.

NON-REIT HOLDINGS HELP

The Fund continued to devote a portion of the portfolio to companies that are not REITs but are related to the real estate industry, such as homebuilders, mortgage lenders and hotel franchisers. These holdings provided a boost to performance during the six-month period. Some of the Fund's best performers -- homebuilder Centex, which we sold; government-sponsored mortgage company Fannie Mae; and mortgage lender Countrywide Financial -- benefited from the residential housing boom.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Chelsea Property Group followed by an up arrow with the phrase "Outlet center REIT boosted dividend by 10%." The second listing is Taubman Centers followed by an up arrow with the phrase "Target of a hostile takeover." The third listing is MeriStar Hospitality followed by a down arrow with the phrase "Suspended dividend to build up cash, cut debt."]

We reduced the Fund's holdings of non-REIT companies during the period, taking profits in a number of stocks and reinvesting the proceeds into REITs. The Fund's non-REIT portion now makes up less than 10% of the portfolio, down from about 15% at the start of the period.

"...we may look to reduce
 our retail holdings, which
 have reached relatively
 high valuations..."

OUTLOOK

We believe the economy will pick up steam in the second half, which should create a better environment for stocks. REITs also stand to benefit from improved economic conditions: increased vacancy rates haven't hurt REIT earnings as hard as many expected, so we believe REITs could bounce back quickly as the economy recovers. In the portfolio, we may look to reduce our retail holdings, which have reached relatively high valuations after more than two years of strong gains. Instead, we may add selectively to our office and apartment REITs, where valuations are more attractive.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Standard & Poor's 500
Index, Index 1, an
unmanaged index that
includes 500 widely
traded common
stocks. Also shown on
page 7 is the Morgan
Stanley REIT Index,
Index 2, an unman-
aged index consisting
of the most actively
traded real estate
investment trusts.

It is not possible to
invest in an index.

                       Class A      Class B      Class C      Index 1
Inception date         9-30-98       3-1-00       3-1-00          --

Average annual returns with maximum sales charge (POP)
One year                -7.39%       -7.89%       -5.07%      -13.30%
Since inception          8.95%       13.26%       13.61%          --

Cumulative total returns with maximum sales charge (POP)
Six months               5.42%        5.56%        8.43%        4.47%
One year                -7.39%       -7.89%       -5.07%      -13.30%
Since inception         48.10%       48.28%       49.76%          --


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Real Estate Fund, before sales charge, and is equal to $15,594 as of April 30, 2003. The second line represents the value of the same hypothetical investment made in the John Hancock Real Estate Fund, after sales charge, and is equal to $14,810 as of April 30, 2003. The third line represents Index 2 and is equal to $14,594 as of April 30, 2003. The fourth line represents Index 1 and is equal to $9,602 as of April 30, 2002.

                                    Class B      Class C 1
Period beginning                     3-1-00       3-1-00
Without sales charge                $15,128      $15,128
With maximum sales charge           $14,828      $14,976
Index 1                              $7,021       $7,021
Index 2                             $15,775      $15,775

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 94.68%                                                                                      $39,177,159
(Cost $38,392,201)

Banks 0.35%                                                                                                   145,250
  5,000  Charter One Financial, Inc.                                                                          145,250

Building -- Residential/Commercial 0.92%                                                                      379,500
  1,000  Beazer Homes USA, Inc.*                                                                               70,250
  5,000  D. R. Horton, Inc.                                                                                   118,500
  5,000  Meritage Corp.                                                                                       190,750

Finance -- Savings & Loan 1.06%                                                                               439,400
  6,500  Countrywide Financial Corp.                                                                          439,400

Mortgage Banking 2.97%                                                                                      1,230,450
  5,000  Fannie Mae                                                                                           361,950
 15,000  Freddie Mac                                                                                          868,500

Real Estate -- Operations 1.68%                                                                               697,400
 20,000  Brookfield Properties Corp. (Canada)                                                                 405,000
  8,000  Forest City Enterprises, Inc. (Class A)                                                              292,400

REIT Equity -- Apartments 14.50%                                                                            5,999,775
 26,000  Apartment Investment & Management Co. (Class A) +                                                    981,760
 45,202  Archstone-Smith Trust                                                                              1,030,605
 16,000  Avalonbay Communities, Inc.                                                                          638,240
  5,000  BRE Properties, Inc. (Class A)                                                                       153,750
 76,000  Equity Residential Properties Trust                                                                1,969,160
  4,000  Essex Property Trust, Inc.                                                                           219,880
  3,000  Gables Residential Trust                                                                              85,140
  4,000  Home Properties of New York, Inc.                                                                    138,920
  4,000  Mid-America Apartment Communities, Inc.                                                              102,800
  8,000  Post Properties, Inc.                                                                                206,080
  5,500  Summit Properties, Inc.                                                                              106,260
 22,000  United Dominion Realty Trust, Inc.                                                                   367,180

REIT Equity -- Diversified 4.26%                                                                            1,762,400
  4,000  Bedford Property Investors, Inc.                                                                     106,600
 10,000  Catellus Development Corp.                                                                           211,800
 38,000  Vornado Realty Trust                                                                               1,444,000

REIT Equity -- Health Care 1.69%                                                                              698,080
 11,000  Health Care Property Investors, Inc.                                                                 409,420
  4,000  Health Care REIT, Inc.                                                                               113,880
 18,000  Windrose Medical Properties Trust*                                                                   174,780

REIT Equity -- Hotels/Restaurants 4.17%                                                                     1,723,940
  8,000  FelCor Lodging Trust, Inc.                                                                            56,720
 10,000  Hospitality Properties Trust                                                                         288,100
 58,000  Host Marriott Corp. +                                                                                447,760
  6,000  Innkeepers USA Trust                                                                                  45,240
 13,000  MeriStar Hospitality Corp.                                                                            54,080
 31,000  Starwood Hotels & Resorts Worldwide, Inc. +                                                          832,040

REIT Equity -- Manufactured Homes 0.42%                                                                       172,960
  8,000  Chateau Communities, Inc.                                                                            172,960

REIT Equity -- Office Property 24.08%                                                                       9,965,564
 11,000  Alexandria Real Estate Equities, Inc.                                                                465,300
 17,000  Arden Realty, Inc.                                                                                   405,110
 33,000  Boston Properties, Inc.                                                                            1,293,600
 13,600  Brandywine Realty Trust                                                                              303,280
 21,000  CarrAmerica Realty Corp.                                                                             547,680
  9,000  Cousins Properties, Inc.                                                                             236,340
 39,500  Crescent Real Estate Equities Co.                                                                    560,110
114,078  Equity Office Properties Trust                                                                     2,962,606
  9,600  Glenborough Realty Trust, Inc.                                                                       159,168
 11,000  Highwoods Properties, Inc.                                                                           222,750
 29,000  HRPT Properties Trust                                                                                261,870
  6,000  Koger Equity, Inc.                                                                                    96,000
  9,000  Mack-Cali Realty Corp.                                                                               284,040
 10,000  Prentiss Properties Trust                                                                            275,000
 15,000  Prime Group Realty Trust +                                                                            96,000
 29,000  Reckson Associates Realty Corp.                                                                      546,650
  7,500  Reckson Associates Realty Corp. (Class B)*                                                           143,550
 17,000  SL Green Realty Corp.                                                                                547,910
 60,000  Trizec Properties, Inc.                                                                              558,600

REIT Equity -- Regional Malls 13.80%                                                                        5,709,929
  8,000  CBL & Associates Properties, Inc.                                                                    339,600
  6,000  Crown American Realty Trust                                                                           61,320
 21,000  General Growth Properties, Inc.                                                                    1,168,020
 14,000  Macerich Co. (The)                                                                                   462,000
 18,000  Mills Corp. (The)                                                                                    575,280
 26,500  Rouse Co. (The)                                                                                      920,875
 54,200  Simon Property Group, Inc.                                                                         1,990,224
 11,000  Taubman Centers, Inc.                                                                                192,610

REIT Equity -- Shopping Centers 12.02%                                                                      4,973,516
 10,000  Chelsea Property Group, Inc.                                                                         396,600
 26,180  Developers Diversified Realty Corp. +                                                                659,736
  3,000  Federal Realty Investment Trust                                                                       92,460
 10,000  Glimcher Realty Trust                                                                                206,600
  3,000  Heritage Property Investment Trust                                                                    76,200
 38,000  Kimco Realty Corp.                                                                                 1,375,600
 23,000  New Plan Excel Realty Trust                                                                          459,540
  9,000  Pan Pacific Retail Properties, Inc.                                                                  352,080
  4,000  Ramco-Gershenson Properties Trust                                                                     91,400
  8,000  Realty Income Corp.                                                                                  300,800
 16,000  Regency Centers Corp.                                                                                528,000
 11,000  Weingarten Realty Investors                                                                          434,500

REIT Equity -- Storage 2.82%                                                                                1,166,215
 25,000  Public Storage, Inc.                                                                                 803,750
  7,500  Shurgard Storage Centers, Inc.                                                                       245,025
  4,000  Sovran Self Storage, Inc.                                                                            117,440

REIT Equity -- Warehouse/Industries 9.94%                                                                   4,112,780
 22,000  AMB Property Corp.                                                                                   600,600
  5,500  CenterPoint Properties Corp.                                                                         318,725
 34,500  Duke Realty Corp.                                                                                    945,300
  7,000  First Industrial Realty Trust, Inc.                                                                  195,720
 18,000  Liberty Property Trust                                                                               563,220
  6,500  PS Business Parkes, Inc.                                                                             202,215
 50,000  ProLogis Trust                                                                                     1,287,000


PREFERRED STOCKS 1.57%                                                                                       $652,620
(Cost $618,827)

REIT Equity -- Regional Malls 0.31%                                                                           130,000
  5,000  Mills Corp. (The)                                                                                    130,000

REIT Equity -- Shopping Centers 0.64%                                                                         266,000
 10,000  Ramco-Gershenson Properties Trust                                                                    266,000

REIT Equity -- Storage 0.62%                                                                                  256,620
  9,400  Public Storage, Inc.                                                                                 256,620

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 10.12%                                                                              $4,186,311
(Cost $4,186,311)

Joint Repurchase Agreement 4.07%
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust
Co. -- Date 04-30-03, due 05-01-03 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%
due 04-15-29, U.S. Treasury Inflation Indexed
Notes 3.875% due 01-15-07 and 3.000%
due 07-15-12)                                                                  1.280%           $1,683      1,683,000

                                                                                               SHARES
Cash Equivalents 6.05%
AIM Cash Investment Trust **                                                                2,503,311       2,503,311

TOTAL INVESTMENTS 106.37%                                                                                 $44,016,090

OTHER ASSETS AND LIABILITIES, NET (6.37%)                                                                 ($2,637,427)

TOTAL NET ASSETS 100.00%                                                                                  $41,378,663


  + All or a portion of this security is on loan as of April 30, 2003.

  * Non-income-producing security

 ** Represents investment of security lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $43,197,339)
  including $2,454,226 of securities loaned    $44,016,090
Cash                                                   983
Receivable for investments sold                  1,554,076
Receivable for shares sold                          10,702
Dividends and interest receivable                   50,169
Other assets                                           996

Total assets                                    45,633,016

LIABILITIES
Payable for investments purchased                1,676,296
Payable for shares repurchased                      14,764
Payable for securities on loan                   2,503,311
Payable to affiliates                               36,209
Other payables and accrued expenses                 23,773

Total liabilities                                4,254,353

NET ASSETS
Capital paid-in                                 42,694,347
Accumulated net realized loss on investments    (2,240,500)
Net unrealized appreciation of investments         818,751
Accumulated net investment income                  106,065

Net assets                                     $41,378,663

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($15,088,198 [DIV] 1,322,719 shares)        $11.41
Class B ($17,242,377 [DIV] 1,512,846 shares)        $11.40
Class C ($9,048,088 [DIV] 793,775 shares)           $11.40

MAXIMUM OFFERING PRICE PER SHAR
Class A 1 ($11.41 [DIV] 95%)                         $12.01
Class C ($11.40 [DIV] 99%)                          $11.52

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $390)               $1,298,434
Interest                                                                7,046
Securities lending                                                      4,358

Total investment income                                             1,309,838

EXPENSES
Investment management fee                                             164,517
Class A distribution and service fee                                   22,211
Class B distribution and service fee                                   86,306
Class C distribution and service fee                                   45,302
Transfer agent fee                                                     89,694
Registration and filing fee                                            18,181
Custodian fee                                                          12,741
Auditing fee                                                            7,860
Printing                                                                7,528
Accounting and legal services fee                                       5,519
Interest expense                                                        1,422
Miscellaneous                                                           1,218
Trustees' fee                                                           1,137
Legal fee                                                                 266

Total expenses                                                        463,902
Less expense reductions                                               (32,459)

Net expenses                                                          431,443

Net investment income                                                 878,395

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (488,072)
Change in net unrealized appreciation (depreciation)
  of investments                                                    3,741,957

Net realized and unrealized gain                                    3,253,885

Increase in net assets from operations                             $4,132,280

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                                 $826,897      $878,395
Net realized loss                                   (1,657,140)     (488,072)
Change in net unrealized
  appreciation (depreciation)                       (2,917,367)    3,741,957

Increase (decrease) in net assets
  resulting from operations                         (3,747,610)    4,132,280

Distributions to shareholders
From net investment income
Class A                                               (305,419)     (333,101)
Class B                                               (279,127)     (331,534)
Class C                                               (130,821)     (173,767)
From net realized gain
Class A                                                (77,365)           --
Class B                                                (95,105)           --
Class C                                                (27,513)           --
                                                      (915,350)     (838,402)
From Fund share transactions                        39,945,980    (4,816,325)

NET ASSETS
Beginning of period                                  7,618,090    42,901,110

End of period 2                                    $42,901,110   $41,378,663

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment income of $66,072 and $106,065, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          12-31-98 1  10-31-99 2  10-31-00    10-31-01    10-31-02     4-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $9.93       $9.48      $10.21      $10.71      $10.52
Net investment income 4                                   0.14        0.37        0.52        0.45        0.40        0.25
Net realized and unrealized
  gain (loss) on investments                             (0.09)      (0.48)       1.54        0.86        0.03        0.89
Total from
  investment operations                                   0.05       (0.11)       2.06        1.31        0.43        1.14
Less distributions
From net investment income                               (0.12)      (0.34)      (0.79)      (0.37)      (0.36)      (0.25)
From net realized gain                                      --          --       (0.54)      (0.44)      (0.26)         --
                                                         (0.12)      (0.34)      (1.33)      (0.81)      (0.62)      (0.25)
Net asset value,
  end of period                                          $9.93       $9.48      $10.21      $10.71      $10.52      $11.41
Total return 5,6 (%)                                      0.47 7     (1.11) 7    20.40       13.26        3.74       10.93 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1          $3          $3         $15         $15
Ratio of expenses to
  average net assets (%)                                  1.65 8      1.65 8      1.65        1.65        1.65        1.65 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             9.85 8     11.71 8      8.89        4.63        1.92        1.81 8
Ratio of net investment income
  to average net assets (%)                               5.72 8      4.49 8      5.11        4.28        3.52        4.71 8
Portfolio turnover (%)                                     109         345         482         274         327         461

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02     4-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00      $10.21      $10.70      $10.51
Net investment income 4                                   0.30        0.38        0.32        0.22
Net realized and unrealized
  gain on investments                                     0.13        0.84        0.03        0.88
Total from
  investment operations                                   0.43        1.22        0.35        1.10
Less distributions
From net investment income                               (0.22)      (0.29)      (0.28)      (0.21)
From net realized gain                                      --       (0.44)      (0.26)         --
                                                         (0.22)      (0.73)      (0.54)      (0.21)
Net asset value,
  end of period                                         $10.21      $10.70      $10.51      $11.40
Total return 5,6 (%)                                     18.19 7     12.37        3.03       10.56 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in millions)                                            $1          $4         $18         $17
Ratio of expenses
  to average net assets (%)                               2.35 8      2.35        2.35        2.35 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             9.59 8      5.33        2.62        2.51 8
Ratio of net investment income
  to average net assets (%)                               4.13 8      3.65        2.82        4.03 8
Portfolio turnover (%)                                     482         274         327         461

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02     4-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00      $10.21      $10.70      $10.51
Net investment income 4                                   0.24        0.39        0.32        0.22
Net realized and unrealized
  gain on investments                                     0.19        0.83        0.03        0.88
Total from
  investment operations                                   0.43        1.22        0.35        1.10
Less distributions
From net investment income                               (0.22)      (0.29)      (0.28)      (0.21)
From net realized gain                                      --       (0.44)      (0.26)         --
                                                         (0.22)      (0.73)      (0.54)      (0.21)
Net asset value,
  end of period                                         $10.21      $10.70      $10.51      $11.40
Total return 5,6 (%)                                     18.19 7     12.37        3.03       10.56 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 10       $1          $9          $9
Ratio of expenses
  to average net assets (%)                               2.35 8      2.35        2.35        2.35 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             9.59 8      5.33        2.62        2.51 8
Ratio of net investment income
  to average net assets (%)                               3.40 8      3.55        2.82        4.00 8
Portfolio turnover (%)                                     482         274         327         461

 1 Class A shares, Class B shares and Class C shares began operations on 9-30-98, 3-1-00 and 3-1-00, respectively.

 2 Effective 10-31-99, the fiscal year end changed from December 31 to October 31.

 3 Semiannual period from 11-01-02 through 4-30-03. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the periods shown.

10 Less than $500,000.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Real Estate Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $2,454,226 collateralized by cash in the amount of $2,503,311. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $719,926 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting prin ciples generally accep ted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.35% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $32,459 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as de fined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $31,277 with regard to sales of Class A shares. Of this amount, $4,579 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $23,239 was paid as sales commissions to unrelated broker-dealers and $3,459 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Inves tors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $7,137 with regard to sales of Class C shares. Of this amount, $7,123 was paid as sales commissions to unrelated broker-dealers and $14 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $45,017 for Class B shares and $2,338 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 10-31-02         PERIOD ENDED 4-30-03 1
                              SHARES          AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                       1,543,441     $18,145,403      198,938      $2,176,476
Distributions reinvested      25,540         292,422       25,864         282,756
Repurchased                 (411,593)     (4,641,973)    (341,261)     (3,690,675)
Net increase (decrease)    1,157,388     $13,795,852     (116,459)    ($1,231,443)

CLASS B SHARES
Sold                       1,951,659     $22,835,886      177,101      $1,926,390
Distributions reinvested      26,849         308,993       27,686         302,795
Repurchased                 (571,337)     (6,468,808)    (437,325)     (4,733,628)
Net increase (decrease)    1,407,171     $16,676,071     (232,538)    ($2,504,443)

CLASS C SHARES
Sold                         965,190     $11,242,834       74,127        $806,629
Distributions reinvested      11,813         134,664       13,826         151,177
Repurchased                 (173,776)     (1,903,441)    (189,019)     (2,038,245)
Net increase (decrease)      803,227      $9,474,057     (101,066)    ($1,080,439)

NET INCREASE (DECREASE)    3,367,786     $39,945,980     (450,063)    ($4,816,325)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $185,380,799 and $190,170,823, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $44,224,525. Gross unrealized appreciation and depreciation of investments aggregated $2,099,233 and $2,307,668, respectively, resulting in net unrealized depreciation of $208,435. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund
-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund
-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund
-------------------------------------------------------
International       International Fund
                    Pacific Basin Equities Fund
-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund
-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



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A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Real Estate Fund.

050SA  4/03
       6/03






John Hancock
Multi Cap
Growth
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing in a
diversified
portfolio of
growth-oriented
stocks of U.S. and
foreign companies
of any size.

Over the last six months

* Growth stocks finally rallied from their three-year decline, producing positive Fund performance.

* Despite the war in Iraq and economic uncertainty, consumers continued to spend money.

* Technology benefited from corporate spending and low valuations, but selective holdings in the sector remained troublesome.

[Bar chart with heading "John Hancock Multi Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.45% total return for Class A. The second bar represents the 2.11% total return for Class B. The third bar represents the 2.11% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.9%   Pfizer, Inc.
 3.4%   Microsoft Corp.
 3.2%   Johnson & Johnson
 3.1%   Lilly (Eli) & Co.
 3.0%   Abbott Laboratories
 2.7%   Disney (Walt) Co. (The)
 2.7%   Amgen, Inc.
 2.4%   Medtronic, Inc.
 2.3%   E*TRADE Group, Inc.
 2.2%   Cendant Corp.

As a percentage of net assets on April 30, 2003.



MANAGERS'
REPORT

BY ANURAG PANDIT, CFA, AND BERNICE S. BEHAR, CFA, PORTFOLIO MANAGERS

John Hancock
Multi Cap Growth Fund

After three years of steady declines, the past six months left growth stocks in positive territory. A big boost came from the corporate sector, where pent-up demand for technology, particularly software, breathed new life into beleaguered technology stocks. Also contributing to growth stock's gains were their rock-bottom valuations, which tempted investors to add growth stocks back to their portfolios.

While growth stocks benefited from these trends, the war with Iraq, along with continuing economic uncertainty, kept the markets volatile for much of the period. But in April, the war's quick resolution and better-than-expected first-quarter corporate earnings sparked a market rally. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned 4.47% for the six months ended April 30, 2003, while the Russell 1000 Growth Index (large-cap growth stocks) and Russell 2000 Growth Index (small-cap growth stocks) returned 4.28% and 7.68%, respectively.

"...the past six months
 left growth stocks in
 positive territory."

FUND PERFORMANCE

For the six months ended April 30, 2003, John Hancock Multi Cap Growth Fund's Class A, Class B and Class C shares posted total returns of 2.45%, 2.11% and 2.11%, respectively, at net asset value. That compares with the average multi-cap growth fund's return of 4.45% in the same period, according to Lipper, Inc.1 Your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Anurag Pandit and Bernice Behar flush right next to first paragraph.]

TECHNOLOGY AND TELECOM REBOUND

Corporate spending finally began to emerge from dormancy and came to the rescue of severely depressed technology and telecommunications stocks this period. Our software holdings, including Macromedia and Adobe Systems, got a big boost from this trend. Storage was also a good sub-sector and our top performers in this space included Network Appliance and McDATA Corporation.

The companies that profited the most from the rebound were those that had been the most distressed, such as telecommunications companies, many of which had been fighting for survival. Because we were not invested in many of these companies as the markets took them down -- helping our performance in the past -- we also did not benefit when prices turned a corner.

Certain individual technology holdings also hurt the Fund's relative performance. Network Associates had its historical financial statements go under SEC investigation. Believing new management had already solved the company's accounting issues, investors punished the stock. Borland Software, another Fund holding and a top performer in 2002, suffered after it lowered guidance. In addition, some investors feared that competition would intensify once IBM integrated its acquisition of Rational Software. We believe Borland Software has a strong franchise, however, and we still own the stock.

"Our software holdings...
 got a big boost..."

CONSUMER STOCKS STILL STRONG

The consumer was yet again the mainstay of the U.S. economy, and consumer stocks held up well this period. That helped Fund holding Staples, which benefited from management cost-cutting strategies and a marketing shift to small businesses rather than individuals. The Walt Disney Company also saw higher prices, based on improved ratings in its media business. As the period progressed, however, we began to see signs of consumer weakness. We scaled back our overweight position in this sector to more of a market weight, reallocating the proceeds into areas where we believe there is better potential, such as technology and health care.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 29%, the second is Computers 23%, the third Electronics 10%, the fourth Retail 7%, and the fifth Finance 5%.]

WINNERS AND LOSERS IN HEALTH CARE AND FINANCE

Health-care stocks contributed a mix of gains and losses to the Fund. Most detrimental to the industry was the pricing pressure facing hospitals and care providers, which had a harmful effect on pharmaceutical distribution companies such as AmerisourceBergen. In contrast, Amgen's robust product cycle, good earnings reports and new portfolio of drugs helped it overcome the industry's difficulties; Amgen was one of the Fund's best performers this period. Prospects for sustained low interest rates and product approvals also helped another of our biotechnology names, Gilead Sciences. We are optimistic about health care going forward, and as such our positioning in mega-cap companies like Amgen and Pfizer left the Fund with a slight large-cap bias.

The financial industry also produced some winners and losers. While banks have been strong, demonstrated by gains in Fund holding Southwest Bancorp, diversified financials have generally been weak. Insurer Ambac Financial Group was taken down with its peers, even though company fundamentals remain positive. MBNA was hit by credit-quality issues, but the stock has rebounded since its initial sharp decline.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Amgen followed by an up arrow with the phrase "Strong earnings in a tough environment for pharmaceuticals." The second listing is Borland Software followed by a down arrow with the phrase "Hurt by lowered guidance and potential competition." The third listing is Network Associates followed by a down arrow with the phrase "Punished by investors for not resolving past accounting problems."]

DEFENSE ELECTRONICS: DOWN BUT NOT OUT

Last year, we increased our defense electronics holdings because we believed spending in this industry would escalate. However, investors, including us, were disappointed at the low level of new orders, affecting Fund holdings L-3 Communications and Alliant Techsystems. We reduced our position in this sector, but our long-term fundamental outlook remains very optimistic.

OUTLOOK

Even though the environment has been improving, growth stocks could still face obstacles in the coming months. One risk is continued geopolitical turmoil, which we hope will abate. Another variable is the spread of severe acute respiratory syndrome, or SARS, which could impact companies with overseas businesses. That said, we are optimistic that the next six months could be kinder to growth stocks. Interest rates are still low, and we believe they will likely remain low in the near future. The economy is neither too weak nor too strong, in our view. In addition, earnings revisions could continue to move upward, especially since businesses are returning to normal after the Iraq war.

"...we are optimistic that the
 next six months could be
 kinder to growth stocks."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

A blended index is
used for comparison.
It combines 50% of
the Russell 1000
Growth Index and
50% of the Russell
2000 Growth Index.
The Russell 1000
Growth Index is an
unmanaged index
composed of the
Russell 1000 securities
that have a greater-
than-average growth
orientation. The Russell
2000 Growth Index is
an unmanaged index
that contains those
stocks from the Russell
2000 Index with a
greater-than-average
growth orientation.

It is not possible to
invest in an index.

                               Class A      Class B      Class C        Index
Inception date                 12-1-00      12-1-00      12-1-00          --

Average annual returns with maximum sales charge (POP)
One year                       -20.51%      -20.94%      -18.47%      -18.84%
Since inception                -21.03%      -20.86%      -20.19%      -16.30%

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.67%       -2.89%        0.10%        6.01%
One year                       -20.51%      -20.94%      -18.47%      -18.84%
Since inception                -43.40%      -43.10%      -41.94%      -34.92%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the blended index described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $6,508 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Multi Cap Growth Fund, before sales charge, and is equal to $5,957 as of April 30, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Multi Cap Growth Fund, after sales charge, and is equal to $5,660 as of April 30, 2003.

                                    Class B      Class C 1

Period beginning                    12-1-00      12-1-00
Without sales charge                 $5,864       $5,864
With maximum sales charge            $5,688       $5,806
Index                                $6,486       $6,486

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES  ISSUER                                                                                                  VALUE
COMMON STOCKS 99.75%                                                                                       $3,896,642
(Cost $3,955,855)

Advertising 1.69%                                                                                              66,008
 1,950  Getty Images, Inc.*                                                                                    66,008

Aerospace 0.75%                                                                                                29,410
 1,050  DRS Technologies, Inc.*                                                                                29,410

Automobiles / Trucks 1.20%                                                                                     46,936
   800  BorgWarner, Inc.                                                                                       46,936

Broker Services 3.51%                                                                                         137,220
 9,750  Ameritrade Holding Corp.*                                                                              48,945
16,050  E*TRADE Group, Inc.*                                                                                   88,275

Chemicals 1.45%                                                                                                56,644
 2,800  Airgas, Inc.*                                                                                          56,644

Computers 23.38%                                                                                              913,185
 1,350  Adobe Systems, Inc.                                                                                    46,656
 3,600  Advent Software, Inc.*                                                                                 45,324
 7,300  Borland Software Corp.*                                                                                66,211
 3,300  Cisco Systems, Inc.*                                                                                   49,632
   550  FactSet Research Systems, Inc.                                                                         19,140
   850  Hyperion Solutions Corp.*                                                                              24,038
 4,900  Informatica Corp.*                                                                                     31,997
 1,200  Intuit, Inc.*                                                                                          46,536
   600  Lexmark International, Inc.*                                                                           44,706
 5,350  Macromedia, Inc.*                                                                                      67,464
 3,700  McDATA Corp. (Class A)*                                                                                39,146
 5,200  Microsoft Corp.                                                                                       132,964
 4,150  Network Appliance, Inc.* +                                                                             55,112
 4,700  Network Associates, Inc.*                                                                              53,721
 2,350  OPNET Technologies, Inc.*                                                                              16,520
 1,600  Progress Software Corp.*                                                                               31,184
 2,450  TIBCO Software, Inc.*                                                                                  12,078
 5,300  VeriSign, Inc.*                                                                                        65,826
 2,950  VERITAS Software Corp.*                                                                                64,930

Diversified Operations 2.18%                                                                                   85,023
 5,954  Cendant Corp.*                                                                                         85,023

Electronics 9.84%                                                                                             384,368
 1,300  Cree, Inc.* +                                                                                          25,935
 2,550  EDO Corp.                                                                                              48,068
 2,800  Herley Industries, Inc.*                                                                               45,251
 4,450  Intel Corp.                                                                                            81,880
 1,050  L-3 Communications Holdings, Inc.*                                                                     46,620
 8,550  LTX Corp.* +                                                                                           57,713
 1,250  Novellus Systems, Inc.*                                                                                35,050
 1,850  Photronics, Inc.*                                                                                      23,254
 3,850  Skyworks Solutions, Inc.*                                                                              20,597

Finance 4.62%                                                                                                 180,396
   850  Affiliated Managers Group, Inc.*                                                                       39,363
 1,600  American Express Co.                                                                                   60,576
 4,257  MBNA Corp.                                                                                             80,457

Food 1.02%                                                                                                     39,690
   900  American Italian Pasta Co. (Class A)*                                                                  39,690

Insurance 1.94%                                                                                                75,855
 1,300  Ambac Financial Group, Inc.                                                                            75,855

Leisure 1.30%                                                                                                  50,960
 2,600  Regal Entertainment Group (Class A)                                                                    50,960

Machinery 1.07%                                                                                                41,667
 1,750  Hydril Co.*                                                                                            41,667

Media 2.68%                                                                                                   104,496
 5,600  Disney (Walt) Co. (The)                                                                               104,496

Medical 18.06%                                                                                                705,534
 1,025  Alcon, Inc. (Switzerland)*                                                                             45,151
   550  AmerisourceBergen Corp.                                                                                31,817
 1,700  Amgen, Inc.*                                                                                          104,227
   500  Beckman Coulter, Inc.                                                                                  19,435
 1,100  Becton, Dickinson & Co.                                                                                38,940
 1,750  Genentech, Inc.*                                                                                       66,483
 1,450  Gilead Sciences, Inc.*                                                                                 66,903
 2,200  Johnson & Johnson                                                                                     123,992
 1,950  Medtronic, Inc.                                                                                        93,093
 1,350  Mid Atlantic Medical Services, Inc.*                                                                   58,793
 1,750  Renal Care Group, Inc.*                                                                                56,700

Medical -- Drugs 11.14%                                                                                       435,344
 2,850  Abbott Laboratories                                                                                   115,796
 1,900  Lilly (Eli) & Co.                                                                                     121,258
 1,350  MedImmune, Inc.*                                                                                       47,615
 4,900  Pfizer, Inc.                                                                                          150,675

Mortgage Banking 1.70%                                                                                         66,585
 1,150  Freddie Mac                                                                                            66,585

Oil & Gas 2.62%                                                                                               102,230
 2,197  ENSCO International, Inc.                                                                              55,804
 1,350  Newfield Exploration Co.*                                                                              46,426

Retail 6.53%                                                                                                  254,959
 1,400  99 Cents Only Stores*                                                                                  41,244
 1,250  Cost Plus, Inc.*                                                                                       38,412
 2,050  Hollywood Entertainment Corp.*                                                                         36,387
 4,150  Staples, Inc.*                                                                                         79,016
 2,550  Starbucks Corp.*                                                                                       59,900

Soap & Cleaning Preparations 0.72%                                                                             28,323
   900  Church & Dwight Co., Inc.                                                                              28,323

Telecommunications 2.35%                                                                                       91,809
 5,400  Motorola, Inc.                                                                                         42,714
 8,450  Nextel Partners, Inc. (Class A)*                                                                       49,095

ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 3.67%                                                                                 $143,399
(Cost $143,399)

Joint Repurchase Agreement 0.46%
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust Co.
-- Dated 04-30-03, due 05-01-03 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%
due 04-15-29, U.S. Treasury Inflation Indexed
Notes 3.375% due 01-15-07 and 3.000%
due 07-15-12)                                                                    1.28%            $18          18,000

                                                                                               SHARES
Cash Equivalents 3.21%
AIM Cash Investment Trust**                                                                   125,399         125,399

TOTAL INVESTMENTS 103.42%                                                                                  $4,040,041

OTHER ASSETS AND LIABILITIES, NET (3.42%)                                                                   ($133,771)

TOTAL NET ASSETS 100.00%                                                                                   $3,906,270

See notes to
financial statements.


Notes to Schedule of Investments

 * Non-income-producing security.

** Represents investment of security lending collateral.

 + All or a portion of this security is on loan on April 30, 2003.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $4,099,254)
  including $117,105 of securities loaned       $4,040,041
Cash                                                   375
Receivable for investments sold                     75,340
Dividends and interest receivable                      843
Receivable from affiliates                           1,708
Other assets                                           143

Total assets                                     4,118,450

LIABILITIES
Payable for investments purchased                   67,382
Payable for shares repurchased                       1,219
Payable for securities on loan                     125,399
Other payables and accrued expenses                 18,180

Total liabilities                                  212,180

NET ASSETS
Capital paid-in                                  5,635,956
Accumulated net realized loss on investments    (1,649,055)
Net unrealized depreciation of investments         (59,213)
Accumulated net investment loss                    (21,418)

Net assets                                      $3,906,270

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($2,096,710 [DIV] 358,338 shares)            $5.85
Class B ($1,080,013 [DIV] 186,333 shares)            $5.80
Class C ($729,547 [DIV] 125,837 shares)              $5.80

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($5.85 [DIV] 95%)                          $6.16
Class C ($5.80 [DIV] 99%)                            $5.86

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                              $9,446
Interest (including securities lending income of $505)                    895

Total investment income                                                10,341

EXPENSES
Investment management fee                                              13,778
Class A distribution and service fee                                    2,940
Class B distribution and service fee                                    5,067
Class C distribution and service fee                                    3,504
Registration and filing fee                                            17,300
Transfer agent fee                                                     12,005
Printing                                                                5,588
Custodian fee                                                           5,416
Auditing fee                                                            4,959
Miscellaneous                                                             747
Accounting and legal services fee                                         494
Trustees' fee                                                             101

Total expenses                                                         71,899
Less expense reductions                                               (40,180)

Net expenses                                                           31,719

Net investment loss                                                   (21,378)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (289,785)
Change in net unrealized appreciation (depreciation)
  of investments                                                      387,357

Net realized and unrealized gain                                       97,572

Increase in net assets from operations                                $76,194

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                   ($53,652)     ($21,378)

Net realized loss                                     (764,757)     (289,785)
Change in net unrealized
  appreciation (depreciation)                           72,016       387,357
Increase (decrease) in net assets
  resulting from operations                           (746,393)       76,194

Distributions to shareholders
Class A                                                (31,990)           --
Class B                                                 (9,075)           --
Class C                                                 (8,049)           --
                                                       (49,114)           --
From Fund share transactions                         1,019,080       218,695

NET ASSETS
Beginning of period                                  3,387,808     3,611,381

End of period 2                                     $3,611,381    $3,906,270

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $40 and $21,418, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-01 1  10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.78       $5.71
Net investment loss 3                                    (0.05)      (0.06)      (0.02)
Net realized and unrealized
  gain (loss) on investments                             (3.17)      (0.91)       0.16
Total from investment
  operations                                             (3.22)      (0.97)       0.14
Less distributions
From net investment income                                  --       (0.10)         --

Net asset value,
  end of period                                          $6.78       $5.71       $5.85
Total return 4,5 (%)                                    (32.20) 6   (14.24)       2.45 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2          $2          $2
Ratio of expenses
  to average net assets (%)                               1.40 7      1.40        1.40 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             6.03 7      4.05        3.59 7
Ratio of net investment loss
  to average net assets (%)                              (0.80) 7    (0.96)      (0.84) 7
Portfolio turnover (%)                                     106         103          35

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.74       $5.68
Net investment loss 3                                    (0.10)      (0.11)      (0.04)
Net realized and unrealized
  gain (loss) on investments                             (3.16)      (0.89)       0.16
Total from investment
  operations                                             (3.26)      (1.00)       0.12
Less distributions
From net investment income                                  --       (0.06)         --

Net asset value,
  end of period                                          $6.74       $5.68       $5.80
Total return 4,5 (%)                                    (32.60) 6   (14.80)       2.11 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1          $1
Ratio of expenses
  to average net assets (%)                               2.10 7      2.10        2.10 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             6.73 7      4.75        4.29 7
Ratio of net investment loss
  to average net assets (%)                              (1.57) 7    (1.66)      (1.54) 7
Portfolio turnover (%)                                     106         103          35

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.74       $5.68
Net investment loss 3                                    (0.10)      (0.11)      (0.04)
Net realized and unrealized
  gain (loss) on investments                             (3.16)      (0.89)       0.16
Total from investment
  operations                                             (3.26)      (1.00)       0.12
Less distributions
From net investment income                                  --       (0.06)         --

Net asset value,
  end of period                                          $6.74       $5.68       $5.80
Total return 4,5 (%)                                    (32.60) 6   (14.79)       2.11 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1          $1
Ratio of expenses
  to average net assets (%)                               2.10 7      2.09        2.10 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             6.72 7      4.74        4.29 7
Ratio of net investment loss
  to average net assets (%)                              (1.56) 7    (1.65)      (1.53) 7
Portfolio turnover (%)                                     106         103          35

1 Class A, Class B and Class C shares began operations on 12-1-00.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.



NOTES TO
STATEMENTS
Unaudited

NOTE A
Accounting policies

John Hancock Multi Cap Growth Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribu tion and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds man aged by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. In terest is charged to each fund, based on its borrowing. In addition, a com mitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $117,105 collateralized by cash in the amount of $125,399. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,311,124 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $557,804 and October 31, 2010 -- $753,320.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees, to 1.10% of the Fund's average daily net assets, at least until February 28, 2004. Accord ingly, the expense reduction amounted to $40,180 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as de fined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $3,258 with regard to sales of Class A shares. Of this amount, $370 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,169 was paid as sales commissions to unrelated broker-dealers and $1,719 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $977 with regard to sales of Class C shares. Of this amount, $966 was paid as sales commissions to unrelated broker-dealers and $11 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $1,853 for Class B shares and no up-front sales charges were received with regard to sales of Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-02          PERIOD ENDED 4-30-03 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                         343,216      $2,532,790        73,542       $415,418
Distributions reinvested       2,355          12,551            --             --
Repurchased                 (307,542)     (2,248,721)      (49,663)      (278,880)
Net increase                  38,029        $296,620        23,879       $136,538

CLASS B SHARES
Sold                         177,389      $1,222,076        67,625       $383,506
Distributions reinvested       1,570           8,323            --             --
Repurchased                  (99,259)       (655,880)      (54,412)      (302,781)
Net increase                  79,700        $574,519        13,213        $80,725

CLASS C SHARES
Sold                          60,298        $411,510        24,305       $135,930
Distributions reinvested       1,470           7,793            --             --
Repurchased                  (45,759)       (271,362)      (25,310)      (134,498)
Net increase (decrease)       16,009        $147,941        (1,005)        $1,432

NET INCREASE                 133,738      $1,019,080        36,087       $218,695

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $1,491,261 and $1,281,459, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $4,147,400. Gross unrealized appreciation and depreciation of investments aggregated $278,773 and $386,132, respectively, resulting in net unrealized depreciation of $107,359. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                            www.jhfunds.com

By regular mail                            John Hancock Signature Services, Inc.
                                           1 John Hancock Way, Suite 1000
                                           Boston, MA 02217-1000

By express mail                            John Hancock Signature Services, Inc.
                                           Attn: Mutual Fund Image Operations
                                           529 Main Street
                                           Charlestown, MA 02129

Customer service representatives           1-800-225-5291

24-hour automated information              1-800-338-8080

TDD line                                   1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Multi Cap Growth Fund.

100SA    4/03
         6/03






John Hancock
500 Index
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 21

For your information
page 33

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks to
provide invest-
ment results that
correspond to the
total return of the
Standard & Poor's
500 Index.

Over the last six months

* Stocks posted gains, buoyed largely by a post-war market surge in April 2003.

* The market's rise was broad-based.

* Investors continued to punish companies with regulatory problems.

[Bar chart with heading "John Hancock 500 Index Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents the 4.45% total return for Class R. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 holdings

 3.4%   General Electric Co.
 3.2%   Microsoft Corp.
 2.9%   Wal-Mart Stores, Inc.
 2.9%   Pfizer, Inc.
 2.8%   Exxon Mobil Corp.
 2.4%   Citigroup, Inc.
 2.0%   Johnson & Johnson
 1.8%   American International Group, Inc.
 1.7%   International Business Machines, Corp.
 1.5%   Merck & Co., Inc.

As a percentage of net assets on April 30, 2003.



MANAGER'S
REPORT

BY JAMES D. SCHANTZ, CFA, PORTFOLIO MANAGER

John Hancock
500 Index Fund

"Investors found some
 welcome relief in the
 stock market during
 the six-month period..."

Investors found some welcome relief in the stock market during the six-month period ended April 30, 2003. The period began on an upbeat note when investors began to bargain-hunt for beaten-down stocks. But by early 2003, the appetite for stocks waned. The threat of higher oil prices in response to the prospect of a long conflict in Iraq, and the reality of rising joblessness and slack corporate spending, kept a lid on investors' enthusiasm for stocks. Investors again sought out more conservative investments in the bond markets and generally kept on the sidelines of the stock market. And that's where they mostly stayed for the next several months, as the prospects of a war with Iraq intensified and the economy showed renewed signs of fragility. But stocks suddenly staged a powerful rally shortly after the outbreak of the war. Once diplomacy over Iraq broke down in mid-March, stock prices began to climb as investors bet that the conflict would be relatively short. They continued to rally throughout April, buoyed by growing optimism that the economy and stock markets were on the mend. Interest rates remained low, energy prices began to decline and corporate profits in the first quarter came in stronger than anticipated, signaling that companies were beginning to make some money again. During April alone, the Standard & Poor's 500 Index jumped 8.2%, helping it erase early-year losses and achieve a positive 4.47% return for the six months ended April 30, 2003.

FUND PERFORMANCE

In the same six-month period, John Hancock 500 Index Fund's Class R shares posted a total return of 4.45% at net asset value, compared with the 4.12% return of the average S&P 500 Index objective fund, according to Lipper, Inc. Historical performance information can be found on pages six and seven.

[A photo of James Schantz flush right next to first paragraph.]

"Nearly every major
 industry group within
 the Index turned in
 positive results..."

MARKET'S REBOUND BROADLY BASED

Nearly every major industry group within the Index turned in positive results during the period, so the period's top performers were an eclectic bunch. General Electric helped lead the pack, boosted by higher profits at its jet-engines and financing businesses. Computer networking company Cisco Systems also performed well, posting a record fiscal profit in February despite declining revenues. Likewise, tech giant IBM reported in April that its quarterly earnings rose for the first time in nearly two years, thanks to cost cutting and acquisitions that allowed it to grow amid a tech-spending slowdown. The world's largest biotechnology company, Amgen, posted strong gains, benefiting from its 2002 acquisition of Immunex, higher sales of its anemia treatments and drugs for boosting the immune systems of chemotherapy patients, and the addition of more manufacturing capacity. Elsewhere in the health-care sector, pharmaceutical company Wyeth performed well, thanks to better-than-expected earnings due to increases in some of its core products and newer drugs, which helped offset plunging sales of its female hormone replacement drugs. J.P. Morgan Chase, one of the nation's biggest banks, also gained significant ground, aided by strong performance from the bank's bond and consumer banking businesses. In a sign that consumers were still spending, Citigroup and Bank of America posted strong first-quarter results stemming in part from rising income from consumer-banking operations and noted improvements in the quality of corporate credit. Comcast, the largest U.S. cable-television operator, rose on expectations that its growth prospects would improve in 2003. Exxon Mobil was another winner, boosted primarily by surging energy prices. And despite weaker-than-expected sales, Wal-Mart Stores -- the world's biggest retailer -- climbed partly because of its ability to increase earnings and sales in a tough economy.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 15%, the second is Computers 11%, the third Retail 8%, the fourth Banks -- United States 8%, and the fifth Diversified operations 6%.]

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-03." The chart is divided into two sections (from top to left): Common stocks 99% and Short-term investments & other 1%.]

LAGGARDS

Altria, parent company to Philip Morris, was one of the biggest detractors from the Index's performance during the period. Despite posting financial results that were in line with expectations, the company's stock price declined sharply in response to an Illinois judge's ruling that the company misled smokers into thinking its "light" cigarettes were less harmful than regular brands. Another large consumer company, Coca-Cola, also experienced trouble due to declining sales and the appearance that it may be losing ground to archcompetitor PepsiCo. And although Microsoft reported better-than-expected first-quarter earnings, investors punished its stock when the company lowered its guidance on future revenue and earnings expectations. Investors similarly took down American International Group's stock after the company told investors of a huge charge it was taking to earnings to make up for previously underestimated insurance reserves. Other big detractors from the Index's performance included those that were associated with scandal, including Fifth Third Bancorp, which was pressured by a government probe of its financial controls and risk assessment, and Tenet Health Care, which was sued by the Department of Justice for allegedly submitting fraudulent Medicare claims.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is General Electric followed by an up arrow with the phrase "Investors cheer company's rising profits." The second listing is Exxon Mobil followed by an up arrow with the phrase "Surging energy prices boost results." The third listing is Altria followed by a down arrow with the phrase "Unfavorable court ruling causes concern."]

OUTLOOK

Some of the uncertainties that plagued stocks in 2002 seemingly were removed in recent months. The war with Iraq was short, concerns about corporate scandals faded somewhat as government oversight increased and corporate earnings rebounded. We believe there may be other reasons for optimism, including the stimulus effects of low interest rates and low inflation, the weaker U.S. dollar -- which helps companies that export goods -- and improving balance sheets for many corporations. Yet plenty of uncertainty remains. Unemployment is high, European economic growth has ground to a near halt and there are still geopolitical risks. Regardless of the market's performance, the Fund's returns will be dictated by the performance of the S&P 500 Index.

"Some of the uncertainties
 that plagued stocks in 2002
 seemingly were removed in
 recent months."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Standard & Poor's
500 Index, an unman-
aged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.


                            Class R 1        Index
Inception date               8-18-99           --

Average annual returns with maximum sales charge (POP)
One year                      -13.84%      -13.30%
Since inception                -8.79%       -8.35%

Cumulative total returns with maximum sales charge (POP)
Six months                      4.45%        4.47%
One year                      -13.84%      -13.30%
Since inception               -28.87%      -27.58%

Performance figures assume all distributions are reinvested. The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class R shares.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class R 1 shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the Index and is equal to $7,242 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock 500 Index Fund and is equal to $7,113 as of April 30, 2003.

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class R shares, as of April 30, 2003.

1 For certain types of investors as described in the Fund's prospectus for Class R shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 99.08%                                                                                      $16,045,678
(Cost $19,045,924)

Advertising 0.21%                                                                                              33,969
   731  Interpublic Group of Cos., Inc. (The)                                                                   8,333
   357  Omnicom Group, Inc.                                                                                    22,098
   211  TMP Worldwide, Inc.*                                                                                    3,538

Aerospace 1.37%                                                                                               222,126
 1,594  Boeing Co. (The)                                                                                       43,484
   381  General Dynamics Corp.                                                                                 23,649
   223  Goodrich (B.F.) Co. (The)                                                                               3,138
   864  Lockheed Martin Corp.                                                                                  43,243
   346  Northrop Grumman Corp.                                                                                 30,431
   770  Raytheon Co.                                                                                           23,046
   892  United Technologies Corp.                                                                              55,135

Automobiles/Trucks 0.77%                                                                                      123,977
   550  AutoNation, Inc.*                                                                                       7,618
    79  Cummins, Inc.                                                                                           2,142
   282  Dana Corp.                                                                                              2,620
 1,061  Delphi Corp.                                                                                            8,912
   134  Eaton Corp.                                                                                            10,997
 3,480  Ford Motor Co.                                                                                         35,844
 1,063  General Motors Corp.                                                                                   38,321
   220  PACCAR, Inc.                                                                                           12,850
   119  Ryder System, Inc.                                                                                      2,956
   245  Visteon Corp.                                                                                           1,717

Banks -- United States 7.54%                                                                                1,221,310
   674  AmSouth Bancorp.                                                                                       14,188
 2,849  Bank of America Corp.                                                                                 210,968
 1,453  Bank of New York Co., Inc. (The)                                                                       38,432
 2,208  Bank One Corp.                                                                                         79,598
   893  BB&T Corp.                                                                                             29,112
   429  Charter One Financial, Inc.                                                                            12,462
   331  Comerica, Inc.                                                                                         14,402
 1,096  Fifth Third Bancorp                                                                                    54,022
   238  First Tennessee National Corp.                                                                         10,424
 1,991  FleetBoston Financial Corp.                                                                            52,801
   447  Huntington Bancshares, Inc.                                                                             8,699
 3,786  J.P. Morgan Chase & Co.                                                                               111,119
   806  KeyCorp                                                                                                19,433
   414  Marshall & Ilsley Corp.                                                                                12,180
   817  Mellon Financial Corp.                                                                                 21,610
 1,160  National City Corp.                                                                                    34,754
   306  North Fork Bancorp., Inc.                                                                               9,902
   419  Northern Trust Corp.                                                                                   14,707
   539  PNC Financial Services Group                                                                           23,662
   419  Regions Financial Corp.                                                                                14,124
   655  SouthTrust Corp.                                                                                       17,594
   630  State Street Corp.                                                                                     22,069
   536  SunTrust Banks, Inc.                                                                                   30,670
   578  Synovus Financial Corp.                                                                                11,254
 3,633  U.S. Bancorp                                                                                           80,471
   376  Union Planters Corp.                                                                                   10,731
 2,580  Wachovia Corp.                                                                                         98,582
 3,209  Wells Fargo & Co.                                                                                     154,866
   172  Zions Bancorp.                                                                                          8,474

Banks -- Foreign 0.16%                                                                                         26,251
   480  HSBC Holdings Plc, American Depositary
        Receipt (United Kingdom)                                                                               26,251

Beverages 2.80%                                                                                               452,610
 1,623  Anheuser-Busch Cos., Inc.                                                                              80,955
   114  Brown-Forman Corp.                                                                                      8,726
 4,702  Coca-Cola Co. (The)                                                                                   189,961
   852  Coca-Cola Enterprises, Inc.                                                                            16,605
    69  Coors (Adolph) Co. (Class B)                                                                            3,694
   532  Pepsi Bottling Group, Inc. (The)                                                                       10,927
 3,275  PepsiCo, Inc.                                                                                         141,742

Broker Services 1.79%                                                                                         290,650
   188  Bear Stearns Cos., Inc. (The)                                                                          12,566
   895  Goldman Sachs Group, Inc. (The)                                                                        67,931
   460  Lehman Brothers Holdings, Inc.                                                                         28,966
 1,639  Merrill Lynch & Co., Inc.                                                                              67,281
 2,054  Morgan Stanley                                                                                         91,917
 2,548  Schwab (Charles) Corp. (The)                                                                           21,989

Building 0.53%                                                                                                 85,320
   137  American Standard Cos., Inc.*                                                                           9,753
   149  Black & Decker Corp. (The)                                                                              6,146
   117  Centex Corp.                                                                                            7,724
   474  Georgia-Pacific Corp.                                                                                   7,319
    91  KB Home                                                                                                 4,484
   198  Louisiana-Pacific Corp.                                                                                 1,600
   933  Masco Corp.                                                                                            19,658
   116  Pulte Homes, Inc.                                                                                       6,727
   284  Sherwin-Williams Co.                                                                                    7,918
   110  Snap-on, Inc.                                                                                           3,229
   167  Stanley Works Co. (The)                                                                                 4,013
   193  Vulcan Materials Co.                                                                                    6,749

Business Services -- Misc. 0.41%                                                                               66,360
   339  Block, H & R, Inc.                                                                                     13,092
   329  Convergys Corp.*                                                                                        5,336
   270  Equifax, Inc.                                                                                           6,261
    15  Hudson Highland Group, Inc.*                                                                              222
   287  Moody's Corp.                                                                                          13,859
   714  Paychex, Inc.                                                                                          22,234
   329  Robert Half International, Inc.*                                                                        5,356

Chemicals 1.02%                                                                                               165,129
   431  Air Products & Chemicals, Inc.                                                                         18,563
 1,728  Dow Chemical Co. (The)                                                                                 56,402
   147  Eastman Chemical Co.                                                                                    4,488
   247  Ecolab, Inc.                                                                                           12,619
   242  Engelhard Corp.                                                                                         5,941
    95  Great Lakes Chemical Corp.                                                                              2,333
   207  Hercules, Inc.                                                                                          2,101
   496  Monsanto Co.                                                                                            8,630
   321  PPG Industries, Inc.                                                                                   15,572
   307  Praxair, Inc.                                                                                          17,831
   419  Rohm & Haas Co.                                                                                        13,873
   136  Sigma-Aldrich Corp.                                                                                     6,776

Computers 10.59%                                                                                            1,714,447
   438  Adobe Systems, Inc.                                                                                    15,137
   684  Apple Computer, Inc.*                                                                                   9,713
   215  Autodesk, Inc.                                                                                          3,345
 1,137  Automatic Data Processing, Inc.                                                                        38,237
   442  BMC Software, Inc.*                                                                                     6,595
13,488  Cisco Systems, Inc.*                                                                                  202,860
   324  Citrix Systems, Inc.*                                                                                   6,143
 1,090  Computer Associates International, Inc.                                                                17,702
   355  Computer Sciences Corp.*                                                                               11,697
   717  Compuware Corp.*                                                                                        3,148
 4,892  Dell Computer Corp.*                                                                                  141,428
   271  Electronic Arts, Inc.*                                                                                 16,062
   904  Electronic Data Systems Corp.                                                                          16,408
 4,172  EMC Corp.*                                                                                             37,923
   363  Fiserv, Inc.*                                                                                          10,687
   615  Gateway, Inc.*                                                                                          1,771
 5,789  Hewlett-Packard Co.                                                                                    94,361
   463  IMS Health, Inc.                                                                                        7,130
 3,205  International Business Machines Corp.                                                                 272,105
   390  Intuit, Inc.*                                                                                          15,124
   239  Lexmark International, Inc.*                                                                           17,808
   160  Mercury Interactive Corp.*                                                                              5,430
20,296  Microsoft Corp.                                                                                       518,969
   185  NCR Corp.                                                                                               4,055
   644  Network Appliance, Inc.*                                                                                8,552
   698  Novell, Inc.*                                                                                           1,920
   299  NVIDIA Corp.*                                                                                           4,267
 9,993  Oracle Corp.*                                                                                         118,717
   498  Parametric Technology Corp.*                                                                            1,643
   594  PeopleSoft, Inc.*                                                                                       8,928
   271  Sabre Holdings Corp.*                                                                                   5,667
   919  Siebel Systems, Inc.*                                                                                   7,968
 6,059  Sun Microsystems, Inc.*                                                                                19,995
   537  SunGard Data Systems, Inc.*                                                                            11,546
   619  Unisys Corp.*                                                                                           6,438
   781  VERITAS Software Corp.*                                                                                17,190
 1,121  Yahoo! Inc.*                                                                                           27,778

Consumer Products -- Misc. 0.21%                                                                               34,374
   125  American Greetings Corp. (Class A)                                                                      1,820
   417  Clorox Co. (The)                                                                                       18,857
   283  Fortune Brands, Inc.                                                                                   13,697

Containers 0.15%                                                                                               23,621
   108  Ball Corp.                                                                                              6,065
   100  Bemis Co., Inc.                                                                                         4,566
   301  Pactiv Corp.*                                                                                           6,177
   159  Sealed Air Corp.*                                                                                       6,813

Cosmetics & Personal Care 2.62%                                                                               424,603
   111  Alberto Culver Co. (Class B)                                                                            5,470
   446  Avon Products, Inc.                                                                                    25,944
 1,021  Colgate-Palmolive Co.                                                                                  58,371
 1,980  Gillette Co. (The)                                                                                     60,291
   179  International Flavors & Fragrances, Inc.                                                                5,689
   975  Kimberly-Clark Corp.                                                                                   48,526
 2,452  Procter & Gamble Co. (The)                                                                            220,312

Diversified Operations 6.14%                                                                                  994,650
   740  3M Co.                                                                                                 93,270
 1,954  Cendant Corp.*                                                                                         27,903
   113  Crane Co.                                                                                               2,207
 1,887  Du Pont (E.I.) de Nemours & Co.                                                                        80,254
   586  eBay, Inc.*                                                                                            54,363
18,873  General Electric Co.                                                                                  555,810
 1,623  Honeywell International, Inc.                                                                          38,303
   583  Illinois Tool Works, Inc.                                                                              37,300
   174  ITT Industries, Inc.                                                                                   10,144
   169  Johnson Controls, Inc.                                                                                 13,899
   352  Loews Corp.                                                                                            14,527
   258  Textron, Inc.                                                                                           7,608
 3,786  Tyco International Ltd.                                                                                59,062

Electronics 3.92%                                                                                             633,976
   651  Advanced Micro Devices, Inc.*                                                                           4,843
   886  Agilent Technologies, Inc.*                                                                            14,194
   725  Altera Corp.*                                                                                          11,462
   372  American Power Conversion Corp.*                                                                        5,796
   691  Analog Devices, Inc.*                                                                                  22,886
 3,130  Applied Materials, Inc.*                                                                               45,698
   576  Applied Micro Circuits Corp.*                                                                           2,580
   523  Broadcom Corp. (Class A)*                                                                               9,356
   798  Emerson Electric Co.                                                                                   40,459
   173  Grainger (W.W.), Inc.                                                                                   7,984
12,565  Intel Corp.                                                                                           231,196
   376  Jabil Circuit, Inc.*                                                                                    7,031
   361  KLA-Tencor Corp.*                                                                                      14,801
   593  Linear Technology Corp.                                                                                20,441
   705  LSI Logic Corp.*                                                                                        3,779
   613  Maxim Integrated Products, Inc.*                                                                       24,085
 1,152  Micron Technology, Inc.*                                                                                9,792
   364  Molex, Inc.                                                                                             8,496
   345  National Semiconductor Corp.*                                                                           6,462
   284  Novellus Systems, Inc.*                                                                                 7,963
   224  Parker-Hannifin Corp.                                                                                   9,112
   240  PerkinElmer, Inc.                                                                                       2,381
   318  PMC-Sierra, Inc.*                                                                                       2,624
   152  Power-One, Inc.*                                                                                          889
   178  QLogic Corp.*                                                                                           7,830
   340  Rockwell Collins, Inc.                                                                                  7,269
   352  Rockwell International Corp.                                                                            8,026
   966  Sanmina Corp.*                                                                                          4,637
 1,567  Solectron Corp.*                                                                                        4,999
   165  Tektronix, Inc.*                                                                                        3,097
   347  Teradyne, Inc.*                                                                                         4,025
 3,283  Texas Instruments, Inc.                                                                                60,703
   111  Thomas & Betts Corp.                                                                                    1,755
   640  Xilinx, Inc.*                                                                                          17,325

Energy 0.02%                                                                                                    3,850
   717  Calpine Corp.+*                                                                                         3,850

Engineering/R&D Services 0.03%                                                                                  5,255
   152  Fluor Corp.                                                                                             5,255

Fiber Optics 0.08%                                                                                             12,672
   822  CIENA Corp.*                                                                                            4,003
 2,684  JDS Uniphase Corp.*                                                                                     8,669

Finance 4.75%                                                                                                 769,232
 2,493  American Express Co.                                                                                   94,385
   421  Capital One Financial Corp.                                                                            17,627
 9,750  Citigroup, Inc.                                                                                       382,688
   965  Concord EFS, Inc.*                                                                                     13,346
 1,426  First Data Corp.                                                                                       55,942
   488  Franklin Resources, Inc.                                                                               17,021
   291  Golden West Financial Corp.                                                                            21,947
   422  Janus Capital Group, Inc.                                                                               5,866
 2,423  MBNA Corp.                                                                                             45,795
   232  Price (T. Rowe) Group, Inc.                                                                             7,081
   548  Providian Financial Corp.                                                                               4,039
   291  SLM Corp.                                                                                              32,592
 1,795  Washington Mutual, Inc.                                                                                70,903

Food 1.24%                                                                                                    201,398
 1,224  Archer Daniels Midland Co.                                                                             13,562
   778  Campbell Soup Co.                                                                                      17,139
 1,018  ConAgra Foods, Inc.                                                                                    21,378
   699  General Mills, Inc.                                                                                    31,532
   666  Heinz (H.J.) Co.                                                                                       19,900
   258  Hershey Foods Corp.                                                                                    16,835
   774  Kellogg Co.                                                                                            25,341
   266  McCormick & Co., Inc.                                                                                   6,594
 1,484  Sara Lee Corp.                                                                                         24,902
   427  Wrigley (Wm.) Jr. Co.                                                                                  24,215

Furniture 0.05%                                                                                                 7,620
   369  Leggett & Platt, Inc.                                                                                   7,620

Household 0.17%                                                                                                26,975
   148  Maytag Corp.                                                                                            3,084
   507  Newell Rubbermaid, Inc.                                                                                15,453
   111  Tupperware Corp.                                                                                        1,538
   129  Whirlpool Corp.                                                                                         6,900

Instruments -- Scientific 0.13%                                                                                21,616
   397  Applera Corp. -- Applied Biosystems Group                                                               6,959
    92  Millipore Corp.                                                                                         3,142
   310  Thermo Electron Corp.*                                                                                  5,633
   245  Waters Corp.*                                                                                           5,882

Insurance 4.87%                                                                                               788,653
   498  ACE, Ltd.                                                                                              16,474
   979  AFLAC, Inc.                                                                                            32,023
 1,333  Allstate Corp. (The)                                                                                   50,374
   201  Ambac Financial Group, Inc.                                                                            11,728
 4,947  American International Group, Inc.                                                                    286,679
   587  Aon Corp.                                                                                              13,008
   324  Chubb Corp. (The)                                                                                      17,136
   265  CIGNA Corp.                                                                                            13,860
   306  Cincinnati Financial Corp.                                                                             11,276
   484  Hartford Financial Services Group, Inc. (The)                                                          19,728
   272  Jefferson Pilot Corp.                                                                                  10,904
   546  John Hancock Financial Services, Inc.**                                                                15,845
   336  Lincoln National Corp.                                                                                 10,739
 1,019  Marsh & McLennan Cos., Inc.                                                                            48,586
   275  MBIA, Inc.                                                                                             12,293
 1,328  MetLife, Inc.                                                                                          38,153
   191  MGIC Investment Corp.                                                                                   8,683
   607  Principal Financial Group, Inc.                                                                        17,664
   413  Progressive Corp.                                                                                      28,084
 1,074  Prudential Financial, Inc.*                                                                            34,336
   262  SAFECO Corp.                                                                                           10,090
   430  St. Paul Cos., Inc. (The)                                                                              14,766
   225  Torchmark Corp.                                                                                         8,719
 1,908  Travelers Property Casualty Corp. (Class B)                                                            31,005
   458  UnumProvident Corp.                                                                                     5,267
   258  XL Capital Ltd. (Class A) (Bermuda)                                                                    21,233

Leisure 0.97%                                                                                                 157,595
   171  Brunswick Corp.                                                                                         3,733
 1,113  Carnival Corp.                                                                                         30,708
   553  Eastman Kodak Co.                                                                                      16,540
   574  Harley-Davidson, Inc.                                                                                  25,509
   212  Harrah's Entertainment, Inc.*                                                                           8,351
   328  Hasbro, Inc.                                                                                            5,248
   714  Hilton Hotels Corp.                                                                                     9,510
   161  International Game Technology*                                                                         13,894
   443  Marriott International, Inc. (Class A)                                                                 15,908
   829  Mattel, Inc.                                                                                           18,022
   379  Starwood Hotels & Resorts Worldwide, Inc.                                                              10,172

Linen Supply & Related 0.07%                                                                                   11,596
   323  Cintas Corp.                                                                                           11,596

Machinery 0.53%                                                                                                86,091
   653  Caterpiller Tractor, Inc.                                                                              34,348
   177  Cooper Industries, Ltd. (Class A)                                                                       6,567
   454  Deere & Co.                                                                                            19,990
   384  Dover Corp.                                                                                            11,036
   321  Ingersoll-Rand Co. (Class A)                                                                           14,150

Manufacturing 0.12%                                                                                            19,935
   289  Danaher Corp.                                                                                          19,935

Media 4.03%                                                                                                   653,231
 8,478  AOL Time Warner, Inc.*                                                                                115,979
 1,162  Clear Channel Communications, Inc.*                                                                    45,446
 4,377  Comcast Corp. (Class A)*                                                                              139,670
 3,873  Disney (Walt) Co. (The)                                                                                72,270
   155  Dow Jones & Co., Inc.                                                                                   6,138
   507  Gannett Co., Inc.                                                                                      38,390
   155  Knight-Ridder, Inc.                                                                                    10,005
   368  McGraw-Hill Cos., Inc. (The)                                                                           21,488
    94  Meredith Corp.                                                                                          4,063
   287  New York Times Co. (The) (Class A)                                                                     13,311
   578  Tribune Co.                                                                                            28,310
   435  Univision Communications, Inc. (Class A)*                                                              13,172
 3,340  Viacom, Inc. (Class B)*                                                                               144,989

Medical 14.62%                                                                                              2,368,398
 2,965  Abbott Laboratories                                                                                   120,468
   286  Aetna, Inc.                                                                                            14,243
   245  Allergan, Inc.                                                                                         17,211
   209  AmerisourceBergen Corp.                                                                                12,091
 2,441  Amgen, Inc.*                                                                                          149,658
   268  Anthem, Inc.*                                                                                          18,396
    98  Bard (C.R.), Inc.                                                                                       6,211
   101  Bausch & Lomb, Inc.                                                                                     3,551
 1,125  Baxter International, Inc.                                                                             25,875
   483  Becton, Dickinson & Co.                                                                                17,098
   283  Biogen, Inc.*                                                                                          10,751
   491  Biomet, Inc.                                                                                           14,956
   773  Boston Scientific Corp.*                                                                               33,278
 3,674  Bristol-Myers Squibb Co.                                                                               93,834
   858  Cardinal Health, Inc.                                                                                  47,430
   355  Chiron Corp.*                                                                                          14,495
   688  Forest Laboratories, Inc.*                                                                             35,583
   407  Genzyme Corp.*                                                                                         16,394
   582  Guidant Corp.*                                                                                         22,692
   973  HCA, Inc.                                                                                              31,233
   453  Health Management Associates, Inc. (Class A)*                                                           7,728
   308  Humana, Inc.*                                                                                           3,403
 5,634  Johnson & Johnson                                                                                     317,532
   457  King Pharmaceuticals, Inc.*                                                                             5,763
 2,131  Lilly (Eli) & Co.                                                                                     136,000
   183  Manor Care, Inc.*                                                                                       3,559
   552  McKesson Corp.                                                                                         15,312
   477  MedImmune, Inc.*                                                                                       16,824
 2,313  Medtronic, Inc.                                                                                       110,423
 4,259  Merck & Co., Inc.                                                                                     247,789
   233  Pall Corp.                                                                                              4,921
15,119  Pfizer, Inc.                                                                                          464,909
   199  Quest Diagnostics, Inc.*                                                                               11,890
   224  Quintiles Transnational Corp.*                                                                          3,147
 2,782  Schering-Plough Corp.                                                                                  50,354
   337  St. Jude Medical, Inc. *                                                                               17,679
   375  Stryker Corp.                                                                                          25,129
   898  Tenet Healthcare Corp.*                                                                                13,326
   577  UnitedHealth Group, Inc.                                                                               53,159
   203  Watson Pharmaceutical, Inc.*                                                                            5,901
   282  Wellpoint Health Networks, Inc.*                                                                       21,415
 2,514  Wyeth                                                                                                 109,434
   370  Zimmer Holdings, Inc.*                                                                                 17,353

Metal 0.43%                                                                                                    69,543
 1,602  Alcoa, Inc.                                                                                            36,734
   275  Freeport-McMoran Copper & Gold, Inc. (Clas B)*                                                          4,760
   762  Newmont Mining Corp.                                                                                   20,589
   169  Phelps Dodge Corp.                                                                                      5,271
   163  Worthington Industries, Inc.                                                                            2,189

Mortgage Banking 1.42%                                                                                        229,194
   240  Countrywide Credit Industries, Inc.                                                                    16,224
 1,887  Fannie Mae                                                                                            136,600
 1,319  Freddie Mac                                                                                            76,370

Office 0.28%                                                                                                   45,694
   208  Avery Dennison Corp.                                                                                   11,026
   117  Deluxe Corp.                                                                                            5,149
   449  Pitney Bowes, Inc.                                                                                     15,764
 1,395  Xerox Corp.                                                                                            13,755

Oil & Gas 5.73%                                                                                               928,085
   169  Amerada Hess Corp.                                                                                      7,630
   472  Anadarko Petroleum Corp.                                                                               20,957
   303  Apache Corp.                                                                                           17,347
   129  Ashland, Inc.                                                                                           3,825
   639  Baker Hughes, Inc.                                                                                     17,892
   299  BJ Services Co.*                                                                                       10,916
   382  Burlington Resources, Inc.                                                                             17,690
 2,026  ChevronTexaco Corp.                                                                                   127,253
 1,284  ConocoPhillips                                                                                         64,585
   297  Devon Energy Corp.                                                                                     14,033
 1,136  El Paso Corp.                                                                                           8,520
   219  EOG Resources, Inc.                                                                                     8,186
12,762  Exxon Mobil Corp.                                                                                     449,222
   828  Halliburton Co.                                                                                        17,727
   190  Kerr-McGee Corp.                                                                                        8,001
   592  Marathon Oil Corp.                                                                                     13,480
   121  McDermott International, Inc.                                                                             393
   275  Nabors Industries Ltd. (Bermuda)*                                                                      10,780
   254  Noble Corp.*                                                                                            7,861
   717  Occidental Petroleum Corp.                                                                             21,402
   177  Rowan Cos., Inc.*                                                                                       3,629
 1,104  Schlumberger Ltd.                                                                                      46,291
   145  Sunoco, Inc.                                                                                            5,395
   605  Transocean, Inc.*                                                                                      11,525
   489  Unocal Corp.                                                                                           13,545

Paper & Paper Products 0.43%                                                                                   69,176
   111  Boise Cascade Corp.                                                                                     2,550
   908  International Paper Co.                                                                                32,461
   380  MeadWestvaco Corp.                                                                                      8,964
   102  Temple-Inland, Inc.                                                                                     4,621
   415  Weyerhauser Co.                                                                                        20,580

Pollution Control 0.17%                                                                                        27,604
   374  Allied Waste Industries, Inc.*                                                                          3,104
 1,128  Waste Management, Inc.                                                                                 24,500

Printing -- Commercial 0.03%                                                                                    4,334
   215  Donnelley (R.R.) & Sons Co.                                                                             4,334

REIT 0.38%                                                                                                     61,338
   178  Apartment Investment & Management Co.
        (Class A)                                                                                               6,721
   781  Equity Office Properties Trust                                                                         20,283
   514  Equity Residential Properties Trust                                                                    13,318
   351  Plum Creek Timber Co., Inc.                                                                             8,164
   350  Simon Property Group, Inc.                                                                             12,852

Retail 8.01%                                                                                                1,296,940
   719  Albertson's, Inc.                                                                                      14,279
   185  AutoZone, Inc.*                                                                                        14,950
   558  Bed Bath & Beyond, Inc.*                                                                               22,047
   610  Best Buy Co., Inc.*                                                                                    21,094
   220  Big Lots, Inc.*                                                                                         2,754
   399  Circuit City Stores-Circuit City Group                                                                  2,286
   864  Costco Wholesale Corp.*                                                                                29,920
   745  CVS Corp.                                                                                              18,036
   324  Darden Restaurants, Inc.                                                                                5,673
   161  Dillard's, Inc.                                                                                         2,251
   632  Dollar General Corp.                                                                                    9,189
   326  Family Dollar Stores, Inc.                                                                             11,146
   361  Federated Department Stores, Inc.*                                                                     11,054
 1,676  Gap, Inc. (The)                                                                                        27,872
   331  Genuine Parts Co.                                                                                      10,582
 4,411  Home Depot, Inc. (The)                                                                                124,081
   639  Kohl's Corp.*                                                                                          36,295
 1,447  Kroger Co. (The)*                                                                                      20,692
   992  Limited, Inc. (The)                                                                                    14,424
 1,481  Lowe's Cos., Inc.                                                                                      65,001
   547  May Department Stores Co. (The)                                                                        11,826
 2,407  McDonald's Corp.                                                                                       41,160
   257  Nordstrom, Inc.                                                                                         4,454
   585  Office Depot, Inc.*                                                                                     7,406
   509  Penney (J.C.) Co., Inc.                                                                                 8,684
   319  RadioShack Corp.                                                                                        7,563
   114  Reebok International Ltd.*                                                                              3,541
   837  Safeway, Inc.*                                                                                         13,911
   600  Sears, Roebuck & Co.                                                                                   17,004
   898  Staples, Inc.*                                                                                         17,098
   735  Starbucks Corp.*                                                                                       17,265
   254  SUPERVALU, Inc.                                                                                         4,183
 1,240  SYSCO Corp.                                                                                            35,625
 1,724  Target Corp.                                                                                           57,651
   275  Tiffany & Co.                                                                                           7,629
   996  TJX Cos., Inc. (The)                                                                                   19,173
   403  Toys R Us, Inc.*                                                                                        4,131
 1,944  Walgreen Co.                                                                                           59,992
 8,371  Wal-Mart Stores, Inc.                                                                                 471,455
   219  Wendy's International, Inc.                                                                             6,360
   267  Winn-Dixie Stores, Inc.                                                                                 3,346
   561  Yum! Brands, Inc.*                                                                                     13,857

Rubber -- Tires & Misc. 0.02%                                                                                   3,856
   139  Cooper Tire & Rubber Co.                                                                                1,957
   332  Goodyear Tire & Rubber Co. (The)                                                                        1,899

Schools/Education 0.11%                                                                                        17,940
   331  Apollo Group, Inc. (Class A)*                                                                          17,940

Shoes & Related Apparel 0.17%                                                                                  26,872
   502  Nike, Inc. (Class B)                                                                                   26,872

Steel 0.06%                                                                                                     9,459
   153  Allegheny Technologies, Inc.                                                                              635
   148  Nucor Corp.                                                                                             6,046
   194  United States Steel Corp.                                                                               2,778

Telecommunications 4.34%                                                                                      702,868
 1,520  ADC Telecommunications, Inc.*                                                                           3,630
   186  Andrew Corp.*                                                                                           1,427
 1,461  AT&T Corp.                                                                                             24,910
 5,138  AT&T Wireless Services, Inc.*                                                                          33,191
   707  Avaya, Inc.*                                                                                            2,757
 3,529  BellSouth Corp.                                                                                        89,954
   270  CenturyTel, Inc.                                                                                        7,952
   535  Citizens Communications Co.*                                                                            5,848
   356  Comverse Technology, Inc.*                                                                              4,653
 2,273  Corning, Inc.+*                                                                                        12,320
 7,418  Lucent Technologies, Inc.                                                                              13,352
 4,364  Motorola, Inc.                                                                                         34,519
 1,827  Nextel Communications, Inc. (Class A)*                                                                 27,021
 1,496  QUALCOMM, Inc.*                                                                                        47,707
 3,215  Qwest Communications International, Inc.+*                                                             12,121
 6,297  SBC Communications, Inc.                                                                              147,098
   290  Scientific-Atlanta, Inc.                                                                                4,713
 1,697  Sprint Corp.                                                                                           19,532
 1,895  Sprint Corp. (PCS Group)*                                                                               6,633
   437  Symbol Technologies, Inc.                                                                               4,776
   781  Tellabs, Inc.*                                                                                          4,827
 5,188  Verizon Communications, Inc.                                                                          193,927

Textile 0.13%                                                                                                  21,667
   244  Jones Apparel Group, Inc.*                                                                              6,959
   203  Liz Claiborne, Inc.                                                                                     6,604
   206  VF Corp.                                                                                                8,104

Tobacco 0.84%                                                                                                 135,169
 3,923  Altria Group, Inc.                                                                                    120,671
   161  Reynolds (R.J.) Tobacco Holdings, Inc.                                                                  4,535
   318  UST, Inc.                                                                                               9,963

Transportation 1.69%                                                                                          273,627
   711  Burlington Northern Santa Fe Corp.                                                                     20,022
   407  CSX Corp.                                                                                              13,016
   234  Delta Air Lines, Inc.                                                                                   2,993
   566  FedEx Corp.*                                                                                           33,892
   129  Navistar International Corp.*                                                                           3,599
   738  Norfolk Southern Corp.                                                                                 15,653
 1,469  Southwest Airlines Co.                                                                                 23,445
   481  Union Pacific Corp.                                                                                    28,629
 2,131  United Parcel Service, Inc. (Class B)                                                                 132,378

Utilities 2.93%                                                                                               474,822
 1,031  AES Corp. (The)*                                                                                        6,196
   238  Allegheny Energy, Inc.                                                                                  1,975
   590  ALLTEL Corp.                                                                                           27,647
   302  Ameren Corp.                                                                                           12,376
   737  American Electric Power Co., Inc.                                                                      19,442
   577  CenterPoint Energy, Inc.                                                                                4,558
   319  Cinergy Corp.                                                                                          10,891
   273  CMS Energy Corp.                                                                                        1,701
   405  Consolidated Edison, Inc.                                                                              15,742
   312  Constellation Energy Group, Inc.                                                                        9,135
   583  Dominion Resources, Inc.                                                                               34,502
   318  DTE Energy Co.                                                                                         12,822
 1,691  Duke Energy Corp.                                                                                      29,745
   704  Dynegy, Inc. (Class A)                                                                                  3,098
   618  Edison International                                                                                    9,017
   421  Entergy Corp.                                                                                          19,623
   613  Exelon Corp.                                                                                           32,514
   564  FirstEnergy Corp.                                                                                      19,024
   346  FPL Group, Inc.                                                                                        21,061
   297  KeySpan Corp.                                                                                          10,059
   231  Kinder Morgan, Inc.                                                                                    10,862
   766  Mirant Corp.*                                                                                           2,535
    83  NICOR, Inc.                                                                                             2,495
   472  NiSource, Inc.                                                                                          8,921
    68  Peoples Energy Corp.                                                                                    2,642
   773  PG&E Corp.                                                                                             11,580
   171  Pinnacle West Capital Corp.                                                                             5,681
   312  PPL Corp.                                                                                              11,294
   450  Progress Energy, Inc.                                                                                  18,801
   422  Public Service Enterprise Group, Inc.                                                                  16,234
   391  Sempra Energy                                                                                          10,494
 1,353  Southern Co.                                                                                           39,359
   333  TECO Energy, Inc.                                                                                       3,593
   611  TXU Corp.                                                                                              12,171
   980  Williams Cos., Inc. (The)                                                                               6,811
   756  Xcel Energy, Inc.                                                                                      10,221

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 1.35%                                                                                 $218,591
(Cost $218,591)

Joint Repurchase Agreement 1.18%
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust
Co. -- Dated 04-30-03, due 05-01-03 (Secured
by U.S. Treasury Inflation Indexed Bond
3.875% due 04-15-29, U.S. Treasury Inflation
Indexed Notes 3.375% due 01-15-07 and 3.000%
due 07-15-12)                                                                   1.280%            $191        191,000

                                                                                                SHARES
Cash Equivalents 0.17%
AIM Cash Investment Trust***                                                                    27,591         27,591

TOTAL INVESTMENTS 100.43%                                                                                 $16,264,269

OTHER ASSETS AND LIABILITIES, NET (0.43%)                                                                    ($69,464)

TOTAL NET ASSETS 100.00%                                                                                  $16,194,805

  + All or a portion of this security is on loan on April 30, 2003.

  * Non-income-producing security.

 ** Issuer is an affiliate of John Hancock Advisors, LLC.

*** Represents investment of security lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
per share.


ASSETS
Investments at value (cost $19,264,515)
  including $26,828 of securities loaned                          $16,264,269
Cash                                                                      506
Cash segregated for futures contracts                                  11,400
Dividends and interest receivable                                      17,006
Other assets                                                            2,354

Total assets                                                       16,295,535

LIABILITIES
Payable for shares repurchased                                          6,219
Payable for securities on loan                                         27,591
Payable to affiliates                                                  16,742
Other payables and accrued expenses                                    50,178

Total liabilities                                                     100,730

NET ASSETS
Capital paid-in                                                    28,018,294
Accumulated net realized loss on investments
  and financial futures contracts                                  (8,907,780)
Net unrealized depreciation of investments
  and financial futures contracts                                  (2,985,179)
Accumulated net investment income                                      69,470

Net assets                                                        $16,194,805

NET ASSET VALUE PER SHARE
Based on 2,375,862 Class R shares outstanding                           $6.82

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                            $139,856
Interest (includes securities lending income of $82)                    1,741

Total investment income                                               141,597

EXPENSES
Investment management fee                                              26,867
Distribution and service fee                                           19,191
Transfer agent fee                                                     17,328
Custodian fee                                                          14,793
Registration and filing fee                                            10,577
Auditing fee                                                            9,657
Miscellaneous                                                           5,442
Printing                                                                4,113
Accounting and legal services fee                                       2,065
Trustees' fee                                                             434

Total expenses                                                        110,467
Less expense reductions                                               (79,762)

Net expenses                                                           30,705

Net investment income                                                 110,892

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                           (59,621)
Financial futures contracts                                            (7,637)
Change in unrealized appreciation (depreciation) of
Investments                                                           616,967
Financial futures contracts                                            15,935

Net realized and unrealized gain                                      565,644

Increase in net assets from operations                               $676,536

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                                 $273,511      $110,892
Net realized loss                                   (3,611,779)      (67,258)
Change in net unrealized appreciation
  (depreciation)                                       210,111       632,902

Increase (decrease) in net assets
  resulting from operations                         (3,128,157)      676,536

Distributions to shareholders
From net investment income                            (364,078)     (259,178)
From Fund share transactions                        (8,764,997)      163,199

NET ASSETS
Beginning of period                                 27,871,480    15,614,248

End of period 2                                    $15,614,248   $16,194,805

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment income of $217,756 and $69,470, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS R SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                          10-31-99 1  10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00      $10.24      $10.78       $7.99       $6.64
Net investment income 3                                   0.02        0.10        0.09        0.09        0.05
Net realized and unrealized
  gain (loss) on investments                              0.22        0.49       (2.79)      (1.34)       0.24
Total from
  investment operations                                   0.24        0.59       (2.70)      (1.25)       0.29 5
Less distributions
From net investment income                                  --       (0.04)      (0.09)      (0.10)      (0.11)
From net realized gain                                      --       (0.01)         --          --          --
                                                            --       (0.05)      (0.09)      (0.10)      (0.11)
Net asset value,
  end of period                                         $10.24      $10.78       $7.99       $6.64       $6.82
Total return 4,5 (%)                                      2.40 6      5.77      (25.25)     (15.88)      4.456

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $36         $52         $28         $16         $16
Ratio of expenses to average net assets (%)               0.40 7      0.40        0.40        0.40        0.40 7
Ratio of adjusted expenses to average
  net assets 8 (%)                                        1.55 7      1.14        1.49        1.24        1.44 7
Ratio of net investment income to
  average net assets (%)                                  1.03 7      0.89        0.96        1.13        1.44 7
Portfolio turnover (%)                                       1          17          17          10           1

1 The Fund began operations on 8-18-99.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock 500 Index Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Index (the "S&P 500 Index").

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class R shares. No Class A, B or C shares were issued as of April 30, 2003. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. There was no outstanding borrowing under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $26,828 collateralized by cash in the amount of $27,591. The cash collateral was invested in a short-term instrument.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At April 30, 2003, the Fund had deposited $11,400 in a segregated account to cover margin requirements on open futures contracts.

The Fund had the following open financial futures contracts on April 30, 2003:

OPEN           NUMBER OF
CONTRACTS      CONTRACTS       POSITION       EXPIRATION       APPRECIATION
---------------------------------------------------------------------------
S&P 500        4               LONG           6-20-2003             $15,067

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $8,045,310 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 -- $892,139, October 31, 2009 -- $3,898,172 and October 31, 2010 --
$3,254,999.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.35% of the Fund's average daily net asset value.

The Adviser has agreed to limit the management fee to 0.10% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the reduction in the management fee amounted to $19,191 for the period ended April 30, 2003. The Adviser has also agreed to limit the Fund's total expenses, excluding the management fee and distribution and service fees, to 0.20% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $49,056 for the period ended April 30, 2003. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plan with respect to Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class R average daily net assets. JH Funds has agreed to limit the distribution and service ("12b-1") fee to 0.10% of the Fund's average daily net assets, at least until February 28, 2004. Accord ingly, the reduction in the 12b-1 fee amounted to $11,515 for the period ended April 30, 2003. JH Funds reserves the right to terminate this limitation in the future. A maximum of 0.25% of 12b-1 payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo."). The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 1,831,524 shares of beneficial interest of the Fund on April 30, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                               YEAR ENDED 10-31-02      PERIOD ENDED 4-30-03 1
                             SHARES         AMOUNT      SHARES        AMOUNT
CLASS R SHARES
Sold                        449,031     $3,616,473      95,792      $620,683
Distributions reinvested     20,510        174,131       8,792        57,235
Repurchased              (1,608,417)   (12,555,601)    (80,140)     (514,719)

NET INCREASE (DECREASE)  (1,138,876)   ($8,764,997)     24,444      $163,199

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $304,146 and $128,312, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $20,060,596. Gross unrealized appreciation and depreciation of investments aggregated $1,685,467 and $5,481,794, respectively, resulting in net unrealized depreciation of $3,796,327. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

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                                        Sovereign Investors Fund
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------------------------------------------------------------------------------
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                                        Tax-Free Bond Fund

------------------------------------------------------------------------------
Money Market                            Money Market Fund
                                        U.S. Government Cash Reserve

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FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

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One Wall Street
New York, New York 10286

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John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

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Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


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This report is for the information of
the shareholders of the John Hancock
500 Index Fund.

110SA 4/03
      6/03






John Hancock
Small Cap
Growth
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 25

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation pri-
marily through
investments in
U.S. small-
capitalization
companies (in
the capitalization
range of the
Russell 2000
Growth Index).

Over the last six months

* Stocks advanced in a volatile climate of concerns about war and the economy.

* Technology stocks made strong gains, and the Fund's underweighting held it back.

* Consumer and industrial stocks were the Fund's best contributors.

[Bar chart with heading "John Hancock Small Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.03% total return for Class A. The second bar represents the 0.67% total return for Class B. The third bar represents the 0.50% total return for Class C. The fourth bar represents the 1.31% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 1.5%   Corporate Executive Board Co. (The)
 1.4%   United Natural Foods, Inc.
 1.3%   Columbia Sportswear Co.
 1.3%   Getty Images, Inc.
 1.3%   American Italian Pasta Co. (Class A)
 1.3%   RARE Hospitality International, Inc.
 1.2%   Hollywood Entertainment Corp.
 1.2%   Cost Plus, Inc.
 1.2%   Stericycle, Inc.
 1.2%   Autodesk, Inc.

As a percentage of net assets on April 30, 2003.



MANAGERS'
REPORT

BY BERNICE S. BEHAR, CFA, AND ANURAG PANDIT, CFA, PORTFOLIO MANAGERS

John Hancock
Small Cap Growth Fund

After three tough years, stocks gained some ground over the six months ended April 30, 2003. But it was a volatile period, as investors wavered between concerns about the weak economy and the war with Iraq, and hopes that a short, successful war would help jump-start the economy. As the period began last November, stocks were staging a relief rally after getting oversold in the summer. Early in 2003, the market stalled again while investors and corporations froze in anticipation of war, and then traded on war emotions once the war began. April saw another strong rally as the fighting ended and first-quarter earnings results were stronger than expected. Small-cap stocks did better than large caps, and beaten-down technology stocks saw some of the strongest gains. For the six months ended April 30, 2003, the broad market, as measured by the Standard & Poor's 500 Index, returned 4.47%, and the Fund's benchmark index, the Russell 2000 Growth Index, returned 7.68%.

"...stocks gained some
 ground over the six
 months ended
 April 30, 2003."

FUND PERFORMANCE

For the six months ended April 30, 2003, John Hancock Small Cap Growth Fund's Class A, Class B, Class C and Class I shares posted total returns of 1.03%, 0.67%, 0.50% and 1.31%, respectively, at net asset value. By comparison, the average small-cap growth fund returned 4.60%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.


[Photos of Bernice Behar and Anurag Pandit flush right next to first paragraph.]


DEFENSIVE STANCE HINDERS TECH

In a period where technology and health-technology stocks rallied, we were held back by our relative underweighting in both groups -- a result of our defensive positioning last year. Although we have worked to build up our technology stake, we remained underweight the benchmark through out this period, which was detrimental. In addition we suffered setbacks in a few of our larger tech names, including Borland Software and Brooks Automation. Borland, which provides tools for Web development, suffered not only from a weak tech-spending environment, but also from slower-than-expected acceptance of its newest product. In addition, one of its rivals was acquired by IBM, which led many to believe Borland would face a more formidable competitor. We continue to believe Borland is a market-share leader and so continue to hold the stock.

"Our overweighting and
 stock selection among
 industrial names served
 us well..."

There were some good tech performers, however, including Crown Castle International, a telecommunications tower company whose improving fundamentals boosted its stock. Precise Software Solutions received a takeover bid from Veritas, and both their stocks rose, and network storage company McDATA also did well.

In the health-care area, hospital stocks, including our large position in LifePoint Hospitals, were hit hard by poor admissions trends, and they also suffered in sympathy with the accounting woes of a large-cap competitor. Another disappointment was one of our largest biotechnology names, NPS Pharmaceuticals, which stunned the market by agreeing to a merger just before the release of data on their soon-to-be-released osteoporosis drug. Its stock tumbled as the market grew wary about the product and its prospects. Finally, we struggled with companies that provide drug development services, such as Covance and Charles River Laboratories, as they saw a slowdown in their business.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Computers 18%, the second is Medical 15%, the third Retail 11%, the fourth Electronics 9%, and the fifth Oil & gas 5%.]

On the flip side, Integra LifeSciences Holdings, which provides disposable products for the burn and neurosurgery markets, was one of our best performers, as it benefited from increased demand for its products and from making an acquisition that was well accepted by the market.

INDUSTRIALS, CONSUMER STOCKS RULE

In other parts of our portfolio we had some better successes. Our overweighting and stock selection among industrial names served us well, including business services companies such as online bank processor CheckFree Corp., and best practices consultant Corporate Executive Board. Capital goods company Airgas and auto pollution control company CLACOR were other standouts.

Our overweighting and stock picking continued to provide strong returns among consumer-related stocks, as consumers defied the odds and kept spending. Several of our mainstay performers were pasta maker American Italian Pasta, United National Foods, Columbia Sportswear and Whole Foods Markets, which has done so well that we cut our stake since the company was becoming too big for our small-cap world.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Integra LifeSciences followed by an up arrow with the phrase "Growing demand for neurosurgical and burn-related products." The second listing is Corporate Executive Board followed by an up arrow with the phrase "Solid performance throughout economic downturn." The third listing is Borland Software followed by a down arrow with the phrase "Disappointing sales of new product."]

FUND MOVES

As the period progressed, we began to bring our weightings in consumer discretionary and consumer staple stocks down to be more in line with the benchmark index, a strategy we are pursuing across the board in the Fund, given the current difficulty of reading the economy and its prospects.

Along with Whole Foods Markets, we took profits on several other companies that have done so well they have grown out of our capitalization range, including Expe ditors International, RenaissanceRe and Dean Foods. We also started to reduce the number of holdings in the Fund from approximately 150 to 120. While still maintaining a diversified portfolio, we believe this move will help us more effectively manage our analytical resources.

"...we believe corporate
 earnings have bottomed
 for the most part..."

OUTLOOK

After three consecutive down years for the stock market and with considerable corporate restructuring behind us, we believe corporate earnings have bottomed for the most part, which bodes well for a more favorable market environment. With the war in Iraq largely behind us, we believe at some point the economy -- and corporate spending -- could begin to revive.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

Two indexes are used
for comparison. The
Russell 2000 Index,
Index 1, is an unman-
aged index composed
of 2,000 U.S. small-
capitalization stocks.
Also shown on page 7
is the Russell 2000
Growth Index, Index 2,
an unmanaged index
that contains those
securities from the
Russell 2000 Index with
a greater-than-average
growth orientation.

It is not possible to
invest in an index.


                              Class A      Class B      Class C      Class I 1      Index 1
Inception date                8-22-91     10-26-87       6-1-98      12-7-99           --

Average annual returns with maximum sales charge (POP)
One year                       -28.20%      -28.72%      -26.57%      -23.99%      -20.76%
Five years                      -5.78%       -5.84%          --           --        -2.47%
Ten years                        6.24%        5.97%          --           --         7.48%
Since inception                    --           --        -4.08%      -16.77%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -4.06%       -4.33%       -1.49%        1.31%        7.55%
One year                       -28.20%      -28.72%      -26.57%      -23.99%      -20.76%
Five years                     -25.73%      -25.99%          --           --       -11.76%
Ten years                       83.11%       78.65%          --           --       105.78%
Since inception                    --           --       -18.49%      -46.40%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1and is equal to $20,578 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, before sales charge, and is equal to $19,227 as of April 30, 2003. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, after sales charge, and is equal to $18,311 as of April 30, 2003. The fourth line represents Index 2 and is equal to $14,337 as of April 30, 2003.

                                    Class B 1     Class C 1     Class I 2
Period beginning                    4-30-93        6-1-98       12-7-99
Without sales charge                $17,865        $8,233        $5,360
With maximum sales charge                --        $8,151           --
Index 1                             $20,578        $9,326        $9,199
Index 2                             $14,337        $7,169        $6,077

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 99.39%                                                                                     $748,594,642
(Cost $674,808,678)

Advertising 1.28%                                                                                           9,642,172
  284,850  Getty Images, Inc.*                                                                              9,642,172

Aerospace 0.85%                                                                                             6,417,091
  229,100  DRS Technologies, Inc.*+                                                                         6,417,091

Automobiles/Trucks 1.09%                                                                                    8,178,598
  139,400  BorgWarner, Inc.+                                                                                8,178,598

Banks -- United States 5.27%                                                                               39,709,422
  203,800  East-West Bancorp., Inc.                                                                         6,898,630
  236,000  F.N.B. Corp.+                                                                                    7,179,120
  218,200  Southwest Bancorp. of Texas, Inc.*+                                                              7,414,436
  562,750  Sterling Bancshares, Inc.                                                                        6,700,101
  171,890  Texas Regional Bancshares, Inc. (Class A)+                                                       6,239,607
  207,450  UCBH Holdings, Inc.                                                                              5,277,528

Broker Services 0.90%                                                                                       6,760,353
  698,900  Ameritrade Holding Corp.*+                                                                       3,508,478
  591,250  E*TRADE Group, Inc.*                                                                             3,251,875

Business Services -- Misc. 3.44%                                                                           25,945,338
  154,500  Advisory Board Co. (The)*+                                                                       5,657,790
  281,650  Corporate Executive Board Co. (The)*+                                                           11,544,833
  392,050  Kroll, Inc.*+                                                                                    8,742,715

Chemicals 1.16%                                                                                             8,763,636
  433,200  Airgas, Inc.*                                                                                    8,763,636

Computers 17.53%                                                                                          132,073,554
  488,950  Advent Software, Inc.*+                                                                          6,155,880
  569,350  Autodesk, Inc.                                                                                   8,859,086
  207,650  Avocent Corp.*                                                                                   6,150,593
  832,500  Borland Software Corp.*                                                                          7,550,775
  314,550  CheckFree Corp.*+                                                                                8,672,144
  286,000  Digital River, Inc.*                                                                             4,781,920
  231,400  Edwards (J.D.) & Co.*                                                                            2,772,172
  171,000  Emulex Corp.*+                                                                                   3,503,790
1,301,000  Extreme Networks, Inc.*                                                                          5,503,230
  194,850  FactSet Research Systems, Inc.+                                                                  6,780,780
  188,450  Hyperion Solutions Corp.*+                                                                       5,329,366
  665,600  Informatica Corp.*                                                                               4,346,368
  233,850  Itron, Inc. *                                                                                    4,681,677
  346,650  JDA Software Group, Inc.*+                                                                       3,903,279
  911,250  Lawson Software, Inc.*+                                                                          4,620,038
  577,450  Macromedia, Inc.*                                                                                7,281,644
  704,950  McDATA Corp. (Class A)*+                                                                         7,458,371
  188,125  National Instruments Corp.*+                                                                     6,035,050
  341,000  Precise Software Solutions Ltd. (Israel)*                                                        5,967,500
  395,250  Progress Software Corp.*                                                                         7,703,422
   43,150  SRA International, Inc. (Class A)*+                                                              1,020,497
  668,150  TIBCO Software, Inc.*                                                                            3,293,980
  129,500  Verint Systems, Inc. *+                                                                          2,544,805
  711,450  webMethods, Inc.*+                                                                               7,157,187

Diversified Operations 0.91%                                                                                6,832,342
  174,250  ESCO Technologies, Inc.                                                                          6,832,342

Electronics 8.50%                                                                                          64,027,532
  193,150  ATMI, Inc.*                                                                                      4,075,272
  123,266  Brooks Automation, Inc. *                                                                        1,044,063
  155,800  Cree, Inc.*+                                                                                     3,108,210
  229,200  Engineered Support Systems, Inc.                                                                 7,960,116
  281,400  Herley Industries, Inc.*                                                                         4,547,705
  240,370  Intersil Corp. (Class A)*+                                                                       4,446,845
  676,000  LTX Corp.*+                                                                                      4,563,000
  510,600  Photronics, Inc. *+                                                                              6,418,242
  808,050  PMC-Sierra, Inc. *                                                                               6,666,412
  440,900  Rudolph Technologies, Inc.*+                                                                     6,661,999
  450,500  Semtech Corp.*+                                                                                  7,162,950
  646,300  Skyworks Solutions, Inc.+                                                                        3,457,705
  155,050  Trimble Navigation Ltd. *                                                                        3,915,013

Finance 1.16%                                                                                               8,700,155
  101,150  Affiliated Managers Group, Inc.*+                                                                4,684,256
  174,150  Dime Community Bancshares., Inc.                                                                 4,015,899

Food 2.55%                                                                                                 19,213,155
  214,800  American Italian Pasta Co. (Class A)*+                                                           9,472,680
  302,650  Horizon Organic Holding Corp.*+                                                                  4,176,570
  223,450  Ralcorp Holdings, Inc.*                                                                          5,563,905

Insurance 4.12%                                                                                            31,033,571
  139,746  Fidelity National Financial, Inc.                                                                4,807,262
  267,900  HCC Insurance Holdings, Inc.                                                                     7,367,250
  177,800  Philadelphia Consolidated Holding Corp.*                                                         6,935,978
  117,950  RenaissanceRe Holdings Ltd. (Bermuda)                                                            5,224,006
  124,750  StanCorp Financial Group, Inc.                                                                   6,699,075

Leisure 0.60%                                                                                               4,509,752
  336,800  Imax Corp. (Canada)*                                                                             2,653,984
  110,200  Marvel Enterprises, Inc. *                                                                       1,855,768

Machinery 1.44%                                                                                            10,834,444
  178,100  Graco, Inc.                                                                                      5,467,670
  225,400  Hydril Co.*                                                                                      5,366,774

Manufacturing 0.61%                                                                                         4,584,492
  336,600  Griffon Corp.*                                                                                   4,584,492

Media 2.42%                                                                                                18,196,704
  338,600  Cumulus Media, Inc. (Class A)*                                                                   5,837,464
  156,818  Entercom Communications Corp.*+                                                                  7,619,787
   82,300  Macrovision Corp.*                                                                               1,454,241
  328,850  Mediacom Communications Corp. *+                                                                 3,285,212

Medical 15.35%                                                                                            115,644,895
   28,250  Advanced Neuromodulation Systems, Inc. *+                                                        1,182,828
  330,400  Amylin Pharmaceuticals, Inc.*+                                                                   6,327,160
  305,800  BioMarin Pharmaceutical, Inc.*+                                                                  3,357,684
  314,450  Celgene Corp.*+                                                                                  8,367,514
  151,260  Charles River Laboratories International, Inc.*                                                  4,106,709
  406,100  Cobalt Corp.*+                                                                                   6,680,345
  174,550  Connetics Corp.*                                                                                 2,948,150
  219,350  Covance, Inc.*                                                                                   3,889,076
   63,779  DaVita, Inc.*+                                                                                   1,315,123
  117,700  ICU Medical, Inc.*+                                                                              3,740,506
  178,550  ILEX Oncology, Inc.*                                                                             2,390,785
  286,000  Integra LifeSciences Holdings*+                                                                  7,633,340
  285,400  LifePoint Hospitals, Inc.*                                                                       5,571,008
   80,300  Ligand Pharmaceuticals, Inc. (Class B)*+                                                           714,670
  392,330  Medicines Co. (The)*+                                                                            8,062,381
   80,450  Medicis Pharmaceutical Corp. (Class A)*+                                                         4,637,138
  157,201  Mid Atlantic Medical Services, Inc.*                                                             6,846,104
  200,250  NBTY, Inc.*                                                                                      3,103,875
  106,300  Neurocrine Biosciences, Inc.*+                                                                   4,810,075
   23,100  NPS Pharmaceuticals, Inc.*+                                                                        440,055
  180,100  Pharmaceutical Product Development, Inc.*                                                        4,713,217
   68,550  Pharmaceutical Resources, Inc.*                                                                  3,012,773
  394,300  Protein Design Labs, Inc.*                                                                       3,915,399
  255,600  Renal Care Group, Inc.*+                                                                         8,281,440
  121,500  Respironics, Inc.*                                                                               4,668,030
  111,050  Trimeris, Inc.*+                                                                                 4,929,510

Metal 0.84%                                                                                                 6,330,571
  355,850  Maverick Tube Corp.*                                                                             6,330,571

Oil & Gas 5.35%                                                                                            40,327,972
   69,960  Denbury Resources, Inc. *                                                                          741,576
  101,054  Evergreen Resources, Inc.*                                                                       4,805,118
  301,150  Key Energy Services, Inc.*                                                                       3,032,581
  185,650  Newfield Exploration Co.*                                                                        6,384,503
  121,850  Patterson-UTI Energy, Inc.*                                                                      4,032,017
  279,700  Pride International, Inc.*+                                                                      4,340,944
  422,500  Remington Oil & Gas Corp.*                                                                       6,620,575
  166,600  Stone Energy Corp.*                                                                              5,852,658
  251,000  W-H Energy Services, Inc. *+                                                                     4,518,000

Real Estate Investment Trust 0.91%                                                                          6,885,120
  176,000  Pan Pacific Retail Properties, Inc.                                                              6,885,120

Retail 11.38%                                                                                              85,701,914
  258,097  99 Cents Only Stores*+                                                                           7,603,538
  387,550  A.C. Moore Arts & Crafts, Inc.*+                                                                 6,677,487
  206,925  Applebee's International, Inc.+                                                                  5,669,745
  197,100  CLACOR, Inc.                                                                                     7,373,511
  305,500  Cost Plus, Inc.*                                                                                 9,388,015
   51,550  Dick`s Sporting Goods, Inc. *                                                                    1,553,202
   91,975  Fred's, Inc.                                                                                     2,984,589
  529,050  Hollywood Entertainment Corp.*                                                                   9,390,637
  295,150  Hot Topic, Inc.*+                                                                                7,216,417
   91,600  O'Reilly Automotive, Inc.*+                                                                      2,716,856
  324,750  RARE Hospitality International, Inc.*                                                            9,459,967
  268,600  ScanSource, Inc.*+                                                                               5,347,826
  353,550  United Natural Foods, Inc.*                                                                     10,320,124

Schools/Education 1.87%                                                                                    14,073,343
   78,200  Corinthian Colleges, Inc.*                                                                       3,580,778
  237,250  DeVry, Inc.*                                                                                     5,489,965
   65,650  Strayer Education, Inc.+                                                                         4,269,876
   16,600  University of Phoenix Online*+                                                                     732,724

Soap & Cleaning Preparations 1.12%                                                                          8,418,225
  267,500  Church & Dwight Co., Inc.                                                                        8,418,225

Telecommunications 2.31%                                                                                   17,384,462
   67,800  Commonwealth Telephone Enterprises, Inc.*                                                        2,695,050
  866,300  Crown Castle International Corp.*+                                                               5,518,331
  673,900  Nextel Partners, Inc. (Class A)*+                                                                3,915,359
  488,450  Tekelec *                                                                                        5,255,722

Textile 2.46%                                                                                              18,493,604
  201,150  Columbia Sportswear Co.*+                                                                        9,657,211
  125,600  Kellwood Co.                                                                                     3,720,272
   91,879  Mossimo, Inc. *                                                                                    371,191
  145,550  Quiksilver, Inc. *                                                                               4,744,930

Transportation 1.89%                                                                                       14,228,891
  219,000  Forward Air Corp.*                                                                               5,510,040
   90,483  SCS Transportation, Inc. *+                                                                      1,083,986
  253,650  UTI Worldwide, Inc. (Virgin Islands)                                                             7,634,865

Waste Disposal Service & Equipment 2.08%                                                                   15,683,334
  228,400  Stericycle, Inc.*+                                                                               8,973,836
  199,450  Waste Connections, Inc.*+                                                                        6,709,498

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 29.18%                                                                            $219,749,115
(Cost $219,749,115)

Joint Repurchase Agreement 1.13%
Investment in a joint repurchase agreement transaction
with State Street Bank & Trust Co. -- Date 04-30-03,
due 05-01-03 (Secured by U.S. Treasury Inflation Indexed
Bond 3.875% due 04-15-29, U.S. Treasury Inflation
Indexed Notes 3.875% due 01-15-07 and 3.000%
due 07-15-12)                                                                1.28%          $8,476          8,476,000

                                                                                            SHARES
Cash Equivalents 28.05%
AIM Cash Investment Trust **                                                           211,273,115        211,273,115

TOTAL INVESTMENTS 128.57%                                                                                $968,343,757

OTHER ASSETS AND LIABILITIES, NET (28.57)%                                                              ($215,178,324)

TOTAL NET ASSETS 100.00%                                                                                 $753,165,433


  + All or a portion of this security is on loan on April 30, 2003.

  * Non-income-producing security.

 ** Represents investment of security lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $894,557,793)
  including $208,235,080 of securities loaned                    $968,343,757
Cash                                                                      988
Receivable for investments sold                                    58,716,900
Receivable for shares sold                                            178,674
Dividends and interest receivable                                     104,384
Other assets                                                          311,484

Total assets                                                    1,027,656,187

LIABILITIES
Payable for investments purchased                                  61,461,987
Payable for shares repurchased                                        389,044
Payable for securities on loan                                    211,273,115
Payable to affiliates                                                 996,249
Other payables and accrued expenses                                   370,359

Total liabilities                                                 274,490,754

NET ASSETS
Capital paid-in                                                 1,249,470,316
Accumulated net realized loss on investments                     (563,795,299)
Net unrealized appreciation of investments                         73,785,964
Accumulated net investment loss                                    (6,295,548)

Net assets                                                       $753,165,433

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($440,035,437 [DIV] 64,268,787 shares)                          $6.85
Class B ($231,376,813 [DIV] 38,323,999 shares)                          $6.04
Class C ($19,658,440 [DIV] 3,257,487 shares)                            $6.03
Class I ($62,094,743 [DIV] 8,903,376 shares)                            $6.97

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($6.85 [DIV] 95%)                                             $7.21
Class C ($6.03 [DIV] 99%)                                               $6.09

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.


INVESTMENT INCOME
Dividends                                                            $928,530
Securities lending income                                             450,053
Interest                                                               91,892

Total investment income                                             1,470,475

EXPENSES
Investment management fee                                           2,904,149
Class A distribution and service fee                                  573,654
Class B distribution and service fee                                1,196,739
Class C distribution and service fee                                  104,046
Class A, B and C transfer agent fee                                 2,443,660
Class I transfer agent fee                                             35,840
Accounting and legal services fee                                     170,854
Custodian fee                                                          74,176
Printing                                                               46,565
Trustees' fee                                                          25,841
Registration and filing fee                                            25,064
Auditing fee                                                           24,736
Miscellaneous                                                          24,382
Legal fee                                                               6,135
Interest expense                                                          330

Total expenses                                                      7,656,171

Net investment loss                                                (6,185,696)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                  (85,614,617)
Change in net unrealized appreciation (depreciation)
  of investments                                                   97,915,516

Net realized and unrealized gain                                   12,300,899

Increase in net assets from operations                             $6,115,203

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                               ($15,267,500)  ($6,185,696)

Net realized loss                                 (252,202,324)  (85,614,617)
Change in net unrealized
  appreciation (depreciation)                       35,271,168    97,915,516
Increase (decrease) in net assets
  resulting from operations                       (232,198,656)    6,115,203
From Fund share transactions                      (104,873,912) (143,998,907)

NET ASSETS
Beginning of period                              1,228,121,705   891,049,137

End of period 2                                   $891,049,137  $753,165,433

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $109,852 and $6,295,548, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                          10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.35       $8.41      $12.65      $13.70       $8.54       $6.78
Net investment loss 3                                    (0.08)      (0.12)      (0.14)      (0.09)      (0.09)      (0.05)
Net realized and unrealized
  gain (loss) on investments                             (1.34)       4.59        2.70       (4.51)      (1.67)       0.12
Total from
  investment operations                                  (1.42)       4.47        2.56       (4.60)      (1.76)       0.07
Less distributions
From net realized gain                                   (2.52)      (0.23)      (1.51)      (0.56)         --          --
Net asset value,
  end of period                                          $8.41      $12.65      $13.70       $8.54       $6.78       $6.85
Total return 4 (%)                                      (14.14)      54.41       21.69      (35.04)     (20.61)       1.03 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $180        $267      $1,000        $684        $553        $440
Ratio of expenses to
  average net assets (%)                                  1.37        1.34        1.28        1.41        1.50        1.78 6
Ratio of net investment
  loss to average net assets (%)                         (1.02)      (1.17)      (0.88)      (0.85)      (1.10)      (1.40) 6
Portfolio turnover (%)                                     103         104         104 7        82          64          43

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.72       $7.81      $11.64      $12.38       $7.62       $6.00
Net investment loss 3                                    (0.15)      (0.18)      (0.23)      (0.15)      (0.14)      (0.06)
Net realized and unrealized
  gain (loss) on investments                             (1.24)       4.24        2.48       (4.05)      (1.48)       0.10
Total from
  investment operations                                  (1.39)       4.06        2.25       (4.20)      (1.62)       0.04
Less distributions
From net realized gain                                   (2.52)      (0.23)      (1.51)      (0.56)         --          --
Net asset value,
  end of period                                          $7.81      $11.64      $12.38       $7.62       $6.00       $6.04
Total return 4 (%)                                      (14.80)      53.31       20.79      (35.57)     (21.26)       0.67 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $362        $478        $949        $457        $261        $231
Ratio of expenses to
  average net assets (%)                                  2.08        2.03        2.03        2.16        2.25        2.54 6
Ratio of net investment
  loss to average net assets (%)                         (1.73)      (1.87)      (1.62)      (1.59)      (1.85)      (2.16) 6
Portfolio turnover (%)                                     103         104         104 7        82          64          43

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-98 8  10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $8.96       $7.81      $11.62      $12.36       $7.61       $6.00
Net investment loss 3                                    (0.03)      (0.19)      (0.22)      (0.15)      (0.14)      (0.06)
Net realized and unrealized
  gain (loss) on investments                             (1.12)       4.23        2.47       (4.04)      (1.47)       0.09
Total from
  investment operations                                  (1.15)       4.04        2.25       (4.19)      (1.61)       0.03
Less distributions
From net realized gain                                      --       (0.23)      (1.51)      (0.56)         --          --
Net asset value,
  end of period                                          $7.81      $11.62      $12.36       $7.61       $6.00       $6.03
Total return 4 (%)                                      (12.83) 5    53.05       20.83      (35.54)     (21.16)       0.50 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        $4         $33         $24         $23         $20
Ratio of expenses to
  average net assets (%)                                  2.12 6      2.09        2.02        2.16        2.25        2.54 6
Ratio of net investment
  loss to average net assets (%)                         (1.86) 6    (1.94)      (1.62)      (1.59)      (1.85)      (2.16) 6
Portfolio turnover (%)                                     103         104         104 7        82          64          43



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-00 8  10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $13.55      $13.75       $8.62       $6.88
Net investment loss 3                                    (0.07)      (0.03)      (0.05)      (0.02)
Net realized and unrealized
  gain (loss) on investments                              0.27       (4.54)      (1.69)       0.11
Total from
  investment operations                                   0.20       (4.57)      (1.74)       0.09
Less distributions
From net realized gain                                      --       (0.56)         --          --
Net asset value,
  end of period                                         $13.75       $8.62       $6.88       $6.97
Total return 4 (%)                                        1.48 5    (34.68)     (20.19)       1.31 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $17         $63         $54         $62
Ratio of expenses to
  average net assets (%)                                  0.86 6      0.87        0.95        0.98 6
Ratio of net investment
  loss to average net assets (%)                         (0.47) 6    (0.31)      (0.55)      (0.60) 6
Portfolio turnover (%)                                     104 7        82          64          43

1 Per share amounts have been restated to reflect the 4-for-1 stock split effective 5-1-98.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

8 Class C and Class I shares began operations on 6-1-98 and 12-7-99, respectively.

9 Less than $500,000.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a com mitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $208,235,080, collateralized by cash in the amount of $211,273,115. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $474,603,450 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $221,905,025 and October 31, 2010 -- $252,698,425.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $1,500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $1,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accord ingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $148,749 with regard to sales of Class A shares. Of this amount, $16,365 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $97,764 was paid as sales commissions to unrelated broker-dealers and $34,620 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $19,434 with regard to sales of Class C shares. Of this amount, $18,795 was paid as sales commissions to unrelated broker-dealers and $639 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $247,917 for Class B shares and $7,783 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each Class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus certain out-of-pocket expenses attributable to Class I shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 10-31-02                PERIOD ENDED 4-30-03 1
                              SHARES           AMOUNT           SHARES             AMOUNT
CLASS A SHARES
Sold                      31,183,758     $253,799,448        7,004,445        $46,855,940
Repurchased              (29,819,151)    (250,579,586)     (24,224,647)      (163,978,695)
Net increase (decrease)    1,364,607       $3,219,862      (17,220,202)     ($117,122,755)

CLASS B SHARES
Sold                       5,449,025      $41,027,470        1,817,016        $10,659,411
Repurchased              (21,925,412)    (160,863,607)      (6,977,894)       (40,584,561)
Net decrease             (16,476,387)   ($119,836,137)      (5,160,878)      ($29,925,150)

CLASS C SHARES
Sold                       2,684,441      $21,673,701          449,574         $2,669,255
Repurchased               (1,904,712)     (13,402,675)      (1,105,031)        (6,418,498)
Net increase (decrease)      779,729       $8,271,026         (655,457)       ($3,749,243)

CLASS I SHARES
Sold                       2,853,877      $23,691,254        1,909,412        $12,582,818
Repurchased               (2,328,931)     (20,219,917)        (866,586)        (5,784,577)
Net increase                 524,946       $3,471,337        1,042,826         $6,798,241

NET DECREASE             (13,807,105)   ($104,873,912)     (21,993,711)     ($143,998,907)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $335,248,468 and $461,856,606, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $895,895,604. Gross unrealized appreciation and depreciation of investments aggregated $115,600,540 and $43,152,387, respectively, resulting in net unrealized appreciation of $72,448,153. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                           www.jhfunds.com

By regular mail                           John Hancock Signature Services, Inc.
                                          1 John Hancock Way, Suite 1000
                                          Boston, MA 02217-1000

By express mail                           John Hancock Signature Services, Inc.
                                          Attn: Mutual Fund Image Operations
                                          529 Main Street
                                          Charlestown, MA 02129

Customer service representatives          1-800-225-5291

24-hour automated information             1-800-338-8080

TDD line                                  1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Small Cap Growth Fund.

600SA    4/03
         6/03






John Hancock
Focused Equity
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation
by investing pri-
marily in stocks
of medium-
capitalization
companies (in
the range of the
Standard & Poor's
Mid Cap 400
Index). The Fund
uses a focused
investment
strategy and
will typically
concentrate its
investments in
45 to 65 U.S.
and foreign
companies.

Over the last six months

* Volatility continued, although stocks finally rallied as the war with Iraq ended.

* The Fund focused on high-quality, mid-cap stocks.

* Strong stock selection, particularly in industrials and technology, helped performance.

[Bar chart with heading "John Hancock Focused Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 2% with 0% at the bottom and 10% at the top. The first bar represents the 9.01% total return for Class A. The second bar represents the 8.93% total return for Class B. The third bar represents the 8.93% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.3%   Performance Food Group Co.
 2.2%   Cognex Corp.
 2.2%   Intersil Corp. (Class A)
 2.2%   C.H. Robinson Worldwide, Inc.
 2.2%   Caremark Rx, Inc.
 2.2%   ResMed, Inc.
 2.2%   Transatlantic Holdings, Inc.
 2.2%   BJ Services Co.
 2.2%   Michaels Stores, Inc.
 2.2%   Ambac Financial Group, Inc.

As a percentage of net assets on April 30, 2003.



MANAGERS'
REPORT

BY HENRY E. MEHLMAN, CFA, AND ALAN E. NORTON, CFA, PORTFOLIO MANAGERS

John Hancock
Focused Equity Fund

The stock market remained volatile during the six months ended April 30, 2003. Late last year, stock prices rallied, with beaten-down technology and telecommunications names posting the strongest gains. The market then retreated in the first quarter of 2003, as investors worried about war with Iraq. Quick resolution to the war, positive first-quarter earnings reports and encouraging economic data led to a rebound in April. The Standard & Poor's 500 Index returned 4.47% for the six-month period. This was slightly ahead of the 3.98% return for the Standard & Poor's Mid Cap 400.

PERFORMANCE REVIEW

In the midst of a difficult market environment, John Hancock Focused Equity Fund enjoyed a strong turnaround. Our repositioning efforts paid off, with the Fund's Class A, Class B and Class C shares returning 9.01%, 8.93% and 8.93%, respectively, at net asset value, during the six months ended April 30, 2003. These returns were well ahead of the average mid-cap core fund, which returned 4.87% during the same time, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

"...John Hancock Focused
 Equity Fund enjoyed a
 strong turnaround."

BALANCE, DISCIPLINE AND OPPORTUNITY

We believe our balanced, disciplined and opportunistic approach to investing helped bolster returns and minimize volatility in a tough market environment. We maintain balance by diversifying the Fund's assets across industry sectors and growth rates. Our investments include a blend of companies that consistently grow earnings per share at different rates -- slower ones at 10% to 15% per year, faster ones above 25%. We focus on high-quality, mid-cap companies with long records of continuous earnings growth, sound balance sheets, superior levels of profitability and leadership positions. As part of our discipline, we trim stocks experiencing excess performance and build positions in laggards. Often we take advantage of opportunities to add stocks that meet our criteria, but that may be out of favor with other investors.

[Photos of Henry Mehlman and Alan Norton flush right next to first paragraph.]

STRENGTH IN INDUSTRIALS AND TECH

Stock selection was favorable across most sectors, but especially in industrials and technology. We had an above-average stake relative to the S&P Mid Cap 400 in industrials, which includes post-secondary education, defense, transportation and business services companies. Many stocks in this group met our investment criteria, while also giving us exposure to an improving economy. Our best performers included Career Education, a group of for-profit colleges with strong enrollment and expansion opportunities; Jacobs Engineering, a leading engineering and construction company that has benefited from infrastructure rebuilding; and C.H. Robinson Worldwide, a transportation and logistics broker that rallied in anticipation of increased shipments in an improving economy.

"Stock selection was
 favorable across
 most sectors..."

In technology, our focus has been on companies with strong cash flow, balance sheets that were better than average for the industry, and strong competitive positions. Top performers included QLogic, a top provider of storage network components, and Jabil Circuit, a leading contract manufacturer. Both benefited from gaining market share. Cognex, which makes vision inspection systems used in manufacturing, continues to add new customers, and we believe it is well positioned for an upturn in the semiconductor industry. We increased our technology stake slightly in March and April to gain exposure to an improving economy. In the consumer area, Pulte Homes, a homebuilder, also rallied nicely as prospects for home building remained bright.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 16%, the second is Retail 10%, the third Electronics 10%, the fourth Computers 8%, and the fifth Oil & gas 8%.]

HEAVY ON HEALTH CARE, LIGHT ON FINANCIALS

We had an above-average investment relative to our benchmark in the health-care sector, where our stock picks did quite well. We believe aging demographics in America, as well as new products and services, bode well for this group. Our focus was on equipment and service companies rather than biotechnology and pharmaceutical companies. Our largest investment was Caremark Rx, a company that offers enhanced drug benefits to large groups.

We were light on financials relative to our benchmark due to concern that benefits from low interest rates may abate. During the period, we began paring back on regional banks, which have had a strong run in the last few years. We used the proceeds to add to our investments in insurance companies and other firms that tend to benefit more from an economic recovery.

SCATTERED DISAPPOINTMENTS

Many of our disappointments were the result of changing investor sentiment more than changing prospects. Some, however, reflected a deteriorating outlook. We sold TECO Energy, a power company whose stock price declined as investors worried about the company's excess capacity and high debt. We also eliminated BISYS Group, a business services company that was hurt by softness in some of its end markets. We held on, however, to Microchip Technology, which makes microcontrollers and was overly sold after narrowly missing earnings estimates.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Career Education followed by an up arrow with the phrase "Growth in new enrollees, expansion opportunities." The second listing is QLogic followed by an up arrow with the phrase "Gaining share in growing storage market." The third listing is TECO Energy followed by a down arrow with the phrase "Overcapacity, higher debt levels."]

POSITIVE OUTLOOK

We are optimistic about the Fund's prospects. Our expectation is that mid-cap stocks should continue to attract investor interest due to their reasonable valuations and compelling growth prospects. We believe we own some of the finest, well-managed companies in America, many of which represent names that are unfamiliar to most investors. Our focus will remain on companies that have shown -- even in a tough environment -- that they can grow independently through opportunistic management, new products, market share gains and smart acquisitions. We plan to position the Fund for better economic times by continuing to increase its exposure to more economically sensitive names while also maintaining balance across industries and earnings growth rates.

"We believe we own some of
 the finest, well-managed
 companies in America..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Standard & Poor's 500,
Index 1, an unman-
aged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Standard & Poor's
Mid Cap 400 Index,
Index 2, an unman-
aged index of 400
domestic stocks
of medium-sized
companies.

It is not possible to
invest in an index.
                              Class A      Class B      Class C        Index
Inception date                11-1-00      11-1-00      11-1-00           --

Average annual returns with maximum sales charge (POP)
One year                       -26.27%      -26.81%      -24.54%      -13.30%
Since inception                -25.35%      -25.19%      -24.57%      -14.85%

Cumulative total returns with maximum sales charge (POP)
Six months                       3.46%        3.93%        6.77%        4.47%
One year                       -26.27%      -26.81%      -24.54%      -13.30%
Since inception                -51.76%      -51.50%      -50.50%      -33.02%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.


Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $8,668 as of April 30, 2003. The second line represents Index 1 and is equal to $6,698 as of April 30, 2003. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Focused Equity Fund, before sales charge, and is equal to $5,080 as of April 30, 2003. The fourth line represents the value of the same hypothetical investment made in the John Hancock Focused Equity Fund, after sales charge, and is equal to $4,824 as of April 30, 2003.

                                    Class B      Class C 1
Period beginning                    11-1-00      11-1-00
Without sales charge                 $5,000       $5,000
With maximum sales charge            $4,850       $4,950
Index 1                              $6,698       $6,698
Index 2                              $8,668       $8,668

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES  ISSUER                                                                                                  VALUE
COMMON STOCKS 99.36%                                                                                      $10,675,977
(Cost $10,441,370)

Aerospace 2.00%                                                                                               214,880
 4,000  Alliant Techsystems, Inc.*                                                                            214,880

Automobiles/Trucks 1.97%                                                                                      211,400
 7,000  Gentex Corp.*                                                                                         211,400

Banks -- United States 5.56%                                                                                  597,960
 8,000  Banknorth Group, Inc.                                                                                 191,040
10,000  National Commerce Financial Corp.                                                                     203,400
 8,000  UCBH Holdings, Inc.                                                                                   203,520

Building 4.38%                                                                                                470,340
 4,000  Lennar Corp.                                                                                          216,960
   400  Lennar Corp. (Class B)                                                                                 21,420
 4,000  Pulte Homes, Inc.                                                                                     231,960

Business Services -- Misc. 4.81%                                                                              516,425
 2,600  ChoicePoint, Inc.*                                                                                     91,728
15,000  Concord EFS, Inc.*                                                                                    207,450
 5,300  Corporate Executive Board Co. (The)*                                                                  217,247

Chemicals 2.04%                                                                                               219,391
 4,958  Minerals Technologies, Inc.                                                                           219,391

Computers 7.62%                                                                                               819,230
 5,500  CACI International, Inc. (Class A)*                                                                   192,115
11,000  Cognex Corp.*                                                                                         240,790
10,000  Emulex Corp.*                                                                                         204,900
 7,500  Manhattan Associates, Inc.*+                                                                          181,425

Consumer Products -- Misc. 1.33%                                                                              142,415
 6,500  Yankee Candle Co., Inc. (The) *                                                                       142,415

Electronics 9.67%                                                                                           1,039,165
13,000  Intersil Corp. (Class A) *                                                                            240,500
12,000  Jabil Circuit, Inc.*                                                                                  224,400
 4,000  L-3 Communications Holdings, Inc.*                                                                    177,600
 8,500  Microchip Technology, Inc.                                                                            176,715
 5,000  QLogic Corp.*+                                                                                        219,950

Engineering / R&D Services 2.11%                                                                              226,325
 5,500  Jacobs Engineering Group, Inc.*                                                                       226,325

Finance 2.07%                                                                                                 222,800
10,000  IndyMac Bancorp., Inc.*                                                                               222,800

Food 2.05%                                                                                                    220,500
 5,000  American Italian Pasta Co. (Class A)*+                                                                220,500

Insurance 6.29%                                                                                               676,318
 4,000  Ambac Financial Group, Inc.                                                                           233,400
 8,200  Gallagher (Arthur J.) & Co.                                                                           204,918
 3,500  Transatlantic Holdings, Inc.                                                                          238,000

Leisure 2.01%                                                                                                 215,750
 2,500  International Game Technology*                                                                        215,750

Machinery 2.04%                                                                                               219,560
 5,500  Donaldson Co., Inc.                                                                                   219,560

Medical 16.42%                                                                                              1,764,210
 7,500  Biomet, Inc.                                                                                          228,450
12,000  Caremark Rx, Inc.*                                                                                    238,920
 4,500  DENTSPLY International, Inc.                                                                          168,525
 7,000  Invitrogen Corp.*                                                                                     228,900
 4,000  Medicis Pharmaceutical Corp. (Class A)*                                                               230,560
 8,000  Pharmaceutical Product Development, Inc.*                                                             209,360
 3,700  Quest Diagnostics, Inc.*                                                                              221,075
 6,500  ResMed, Inc.*+                                                                                        238,420

Oil & Gas 7.56%                                                                                               811,840
 6,500  BJ Services Co.*                                                                                      237,315
25,000  Chesapeake Energy Corp.                                                                               201,500
 5,500  Nabors Industries Ltd.* (Bermuda)                                                                     215,600
 7,500  National-Oilwell, Inc.*                                                                               157,425

Retail 10.20%                                                                                               1,096,370
 6,000  Cheesecake Factory Inc. (The)*+                                                                       189,540
 6,500  Ethan Allen Interiors, Inc.                                                                           218,920
 7,500  Michaels Stores, Inc.*                                                                                234,300
 7,000  Performance Food Group Co.*+                                                                          245,560
 7,500  Tiffany & Co.                                                                                         208,050

Schools/Education 1.88%                                                                                       201,559
 1,500  Apollo Group, Inc. (Class A)*                                                                          81,299
 2,000  Career Education Corp.*                                                                               120,260

Transportation 5.54%                                                                                          595,289
 6,500  C.H. Robinson Worldwide, Inc.                                                                         239,135
 6,000  Expeditors International of Washington, Inc.                                                          218,154
 6,000  Heartland Express, Inc.*                                                                              138,000

Utilities 1.81%                                                                                               194,250
 5,000  Peoples Energy Corp.                                                                                  194,250

                                                                             INTEREST       PAR VALUE
ISSUER DESCRIPTION, MATURITY DATE                                                RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 11.98%                                                                              $1,287,960
(Cost $1,287,960)

Joint Repurchase Agreement 1.02%
Investment in a joint repurchase agreement transaction
with State Street Bank & Trust Co. -- Dated 04-30-03,
due 05-01-03 (Secured by U.S. Treasury Inflation Indexed
Bond 3.875% due 04-15-29, U.S. Treasury Inflation Indexed
Notes 3.375% due 01-15-07 and 3.000% due 07-15-12)                               1.28%            $110        110,000

                                                                                                SHARES
Cash Equivalents 10.96%
AIM Cash Investment Trust**                                                                  1,177,960      1,177,960

TOTAL INVESTMENTS 111.34%                                                                                 $11,963,937

OTHER ASSETS AND LIABILITIES, NET (11.34%)                                                                ($1,218,940)

TOTAL NET ASSETS 100.00%                                                                                  $10,744,997


 * Non-income-producing security.

** Represents investment of security lending collateral.

 + All or a portion of this security is on loan on April 30, 2003.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $11,729,330), including
  $1,155,610 of securities loaned                                 $11,963,937
Cash                                                                      587
Receivable for investments sold                                       218,489
Receivable for shares sold                                                200
Dividends and interest receivable                                       1,284
Other assets                                                              997

Total assets                                                       12,185,494

LIABILITIES
Payable for investments purchased                                     181,638
Payable for shares repurchased                                         44,228
Payable for securities on loan                                      1,177,960
Payable to affiliates                                                   9,284
Other payables and accrued expenses                                    27,387

Total liabilities                                                   1,440,497

NET ASSETS
Capital paid-in                                                    28,783,468
Accumulated net realized loss on investments                      (18,199,201)
Net unrealized appreciation of investments                            234,607
Accumulated net investment loss                                       (73,877)

Net assets                                                        $10,744,997

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($4,686,821 [DIV] 922,265 shares)                               $5.08
Class B ($4,374,771 [DIV] 875,597 shares)                               $5.00
Class C ($1,683,405 [DIV] 337,011 shares)                               $5.00

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($5.08 [DIV] 95%)                                             $5.35
Class C ($5.00 [DIV] 99%)                                               $5.05

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                             $26,200
Securities lending income                                               1,855
Interest                                                                  316

Total investment income                                                28,371

EXPENSES
Investment management fee                                              46,486
Class A distribution and service fee                                    7,306
Class B distribution and service fee                                   21,158
Class C distribution and service fee                                    7,972
Transfer agent fee                                                     44,748
Registration and filing fee                                            18,236
Auditing fee                                                            9,422
Printing                                                                6,435
Custodian fee                                                           5,557
Accounting and legal services fee                                       1,459
Miscellaneous                                                             858
Interest expense                                                          667
Trustees' fee                                                             306

Total expenses                                                        170,610
Less expense reductions                                               (68,548)

Net expenses                                                          102,062

Net investment loss                                                   (73,691)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                     (711,951)
Change in net unrealized appreciation (depreciation)
  of investments                                                    1,695,394

Net realized and unrealized gain                                      983,443

Increase in net assets from operations                               $909,752

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share
holders invested
in the Fund.
                                                         YEAR        PERIOD
                                                        ENDED         ENDED
                                                     10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                 ($291,359)     ($73,691)

Net realized loss                                   7,436,736)     (711,951)
Change in net unrealized
  appreciation (depreciation)                       8,625,048     1,695,394

Increase (decrease) in net assets
  resulting from operations                         9,103,047)      909,752

From Fund share transactions                        5,851,054)   (2,180,355)

NET ASSETS
Beginning of period                                 6,969,701    12,015,600

End of period 2                                     2,015,600   $10,744,997

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $186 and $73,877, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-01 1  10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $7.17       $4.66
Net investment loss 3                                    (0.10)      (0.06)      (0.02)
Net realized and unrealized gain (loss) on investments   (2.73)      (2.45)       0.44
Total from investment operations                         (2.83)      (2.51)       0.42

Net asset value, end of period                           $7.17       $4.66       $5.08
Total return 4,5 (%)                                    (28.30) 6   (35.01)       9.01 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12          $6          $5
Ratio of expenses to average net assets (%)               1.50 7      1.50        1.50 7
Ratio of adjusted expenses to average net assets 8 (%     2.47 7      2.13        2.75 7
Ratio of net investment loss to average net assets (%)   (1.09)7     (0.89)      (0.98)7
Portfolio turnover (%)                                      97         144          18

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $7.12       $4.59
Net investment loss 3                                    (0.17)      (0.10)      (0.04)
Net realized and unrealized gain (loss) on investments   (2.71)      (2.43)       0.45
Total from investment operations                         (2.88)      (2.53)       0.41

Net asset value, end of period                           $7.12       $4.59       $5.00
Total return 4,5 (%)                                    (28.80)6    (35.53)       8.93 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $11          $5          $4
Ratio of expenses to average net assets (%)               2.20 7      2.18        2.15 7
Ratio of adjusted expenses to average net assets 8 (%)    3.17 7      2.81        3.40 7
Ratio of net investment loss to average net assets (%)   (1.80)7     (1.57)      (1.63)7
Portfolio turnover (%)                                      97         144          18

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $7.12       $4.59
Net investment loss 3                                    (0.17)      (0.10)      (0.04)
Net realized and unrealized gain (loss) on investments   (2.71)      (2.43)       0.45
Total from investment operations                         (2.88)      (2.53)       0.41

Net asset value, end of period                           $7.12       $4.59       $5.00
Total return 4,5 (%)                                    (28.80)6    (35.53)       8.93 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4          $2          $2
Ratio of expenses to average net assets (%)               2.20 7      2.20        2.20 7
Ratio of adjusted expenses to average net assets 8 (%)    3.17 7      2.83        3.45 7
Ratio of net investment loss to average net assets (%)   (1.78)7     (1.59)     (1.68) 7
Portfolio turnover (%)                                      97         144          18

1 Class A, Class B and Class C shares began operations on 11-1-00.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Focused Equity Fund (the "Fund") is a non-diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obliga tions of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $1,155,610 collateralized by cash in the amount of $1,177,960. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $17,340,921 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at annual rate of 0.85% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees, to 1.20% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $68,548 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $2,835 with regard to sales of Class A shares. Of this amount, $335 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,579 was paid as sales commissions to unrelated broker-dealers and $921 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $847 with regard to sales of Class C shares. Of this amount, $792 was paid as sales commissions to unrelated broker-dealers and $55 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $11,001 for Class B shares and $31 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 100,000 shares of beneficial interest of the Fund on April 30, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                         YEAR ENDED 10-31-02          PERIOD ENDED 4-30-03 1
                      SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold               1,208,172      $9,859,228        85,553        $409,521
Repurchased       (1,689,474)    (11,804,035)     (355,031)     (1,686,640)
Net decrease        (481,302)    ($1,944,807)     (269,478)    ($1,277,119)

CLASS B SHARES
Sold                 400,445      $2,974,800        57,760        $269,420
Repurchased         (957,909)     (5,991,500)     (229,902)     (1,068,034)
Net decrease        (557,464)    ($3,016,700)     (172,142)      ($798,614)

CLASS C SHARES
Sold                 108,465        $793,330        46,887        $219,724
Repurchased         (247,337)     (1,682,877)      (69,843)       (324,346)
Net decrease        (138,872)      ($889,547)      (22,956)      ($104,622)

NET DECREASE      (1,177,638)    ($5,851,054)     (464,576)    ($2,180,355)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $2,018,371 and $4,171,670, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $11,800,110. Gross unrealized appreciation and depreciation of investments aggregated $903,511 and $739,684, respectively, resulting in net unrealized appreciation of $163,827. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

------------------------------------------------------------------
Equity                          Balanced Fund
                                Classic Value Fund
                                Core Equity Fund
                                Focused Equity Fund
                                Growth Trends Fund
                                Large Cap Equity Fund
                                Large Cap Growth Fund
                                Large Cap Spectrum Fund
                                Mid Cap Growth Fund
                                Multi Cap Growth Fund
                                Small Cap Equity Fund
                                Small Cap Growth Fund
                                Sovereign Investors Fund
                                U.S. Global Leaders Growth Fund
------------------------------------------------------------------
Sector                          Biotechnology Fund
                                Financial Industries Fund
                                Health Sciences Fund
                                Real Estate Fund
                                Regional Bank Fund
                                Technology Fund
------------------------------------------------------------------
Income                          Bond Fund
                                Government Income Fund
                                High Income Fund
                                High Yield Bond Fund
                                Investment Grade Bond Fund
                                Strategic Income Fund
------------------------------------------------------------------
International                   International Fund
                                Pacific Basin Equities Fund
------------------------------------------------------------------
Tax-Free Income                 California Tax-Free Income Fund
                                High Yield Municipal Bond Fund
                                Massachusetts Tax-Free Income Fund
                                New York Tax-Free Income Fund
                                Tax-Free Bond Fund
------------------------------------------------------------------
Money Market                    Money Market Fund
                                U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713



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A tag line below reads "JOHN HANCOCK FUNDS."]

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1-800-554-6713 (TDD)
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www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Focused Equity Fund.

610SA    4/03
         6/03






John Hancock
Technology
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

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center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 14

For your information
page 29


Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term
growth of
capital by
investing
primarily in
stocks of U.S.
and foreign
technology
companies.

Over the last six months

* Tech stocks outperformed the overall stock market, as investors increasingly embraced their attractive valuations.

* The Fund's focus on application software, computer storage and Internet companies helped it outperform its peers.

* Some telecom and semiconductor equipment holdings struggled.

[Bar chart with heading "John Hancock Technology Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 2% with 0% at the bottom and 16% at the top. The first bar represents the 14.17% total return for Class A. The second bar represents the 13.90% total return for Class B. The third bar represents the 13.90% total return for Class
C. The fourth bar represents the 15.57% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 5.7%   Western Digital Corp.
 5.2%   Dell Computer Corp.
 4.3%   Mercury Interactive Corp.
 3.9%   Microsoft Corp.
 3.4%   Citrix Systems, Inc.
 3.3%   Cisco Systems, Inc.
 3.2%   Applied Materials, Inc.
 3.2%   KLA-Tencor Corp.
 3.0%   Nokia Corp.
 3.0%   Taiwan Semiconductor Manufacturing Co. Ltd.

As a percentage of net assets on April 30, 2003.



MANAGERS'
REPORT

BY BARRY J. GORDON, MARC H. KLEE, CFA, AND ALAN J. LOEWENSTEIN, CFA, PORTFOLIO MANAGERS

John Hancock
Technology Fund

After a bruising three years, technology stocks posted strong gains and outpaced the overall stock market's returns -- as measured by the Standard & Poor's 500 Index's 4.47% gain -- for the six-month period ended April 30, 2003. Part of the tech sector's success came early in the period, powered by a growing sense that many stocks in the group had become extremely undervalued. The tech sector's rise continued throughout late 2002, in part due to government reports showing the first pickup in business spending in more than two years. To many investors, that meant that companies had started buying new computers, software, networking equipment and technology services. The fact that many tech companies had dramatically reduced their costs further buoyed investors' enthusiasm for the group, since they believed that with just a little help from the overall economy, tech company profit margins could expand. Although tech stocks, like the overall stock market, came under pressure in the weeks leading up to war with Iraq, they regained momentum after the quick resolution of that conflict. Technology investors focused on two things -- valuation and economic activity -- both of which were viewed as positive factors in the post-war environment.

"...technology stocks
 posted strong gains and
 outpaced the overall
 stock market's returns..."

FUND PERFORMANCE

For the six-month period ended April 30, 2003, John Hancock Technology Fund's Class A, Class B, Class C and Class I shares posted total returns of 14.17%, 13.90%, 13.90% and 15.57%, respectively, at net asset value. Those returns outpaced the 10.45% return of the average science and technology fund, according to Lipper, Inc.1 Keep in mind that your net asset value will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Photos of Barry Gordon, Marc Klee, and Alan Loewenstein flush right next to first paragraph.]

SECTOR AND STOCK SELECTION HELP

We believe the primary reason for the Fund's outperformance of its peers was our overweighting in three of the industry groups -- application software, computer storage and peripherals, and Internet-related companies -- and our stock selection within those groups.

Our holdings in application software leader Citrix Systems, which makes computer network products that enable desktop computers to operate from software installed on a central server, posted strong gains during the period. It benefited from a combination of factors, including a change in management and strong end-customer demand for its software.

"Investors began to
 embrace Internet-related
 stocks again ..."

Investors began to embrace Internet-related stocks again in part because many in the group produced impressive sales growth in an otherwise lackluster economy. Our holdings in online retailing giant Amazon gained significant ground during the period. Product discounts and shipping promotions contributed to significantly increased first-quarter revenues, which passed the $1 billion mark for the first time ever in a non-holiday quarter. In addition, the company continued to lower its operating expenses, including the amount of money it spends on order fulfillment and on technology and content. Another Internet-related standout was online auctioneer eBay, which posted significant revenue growth during the period. According to the company, the total value of the 220 million goods sold through eBay in the first quarter of 2003 exceeded $5 billion and its base of registered users approached nearly 69 million.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Electronics 27%, the second is Computer-software 19%, the third Computer-micro/macro 9%, the fourth Computer-memory devices 9% and the fifth Computer-Internet services 7%.]

Reflecting the virtually unabated demand for computer storage, Western Digital, a manufacturer of hard-disk drives for computers and consumer electronics, was one of the largest positive contributors to the Fund's performance. Over the past several years, there has been a significant consolidation in this industry, and now there are less than a handful of major players. The company benefited from this trend, as well as from firmer prices and increased demand from new applications, such as game consoles and personal video recorders. The stock price of EMC, another data storage maker, also rose as the company swung from a 2002 loss to a first-quarter 2003 profit, as cost cutting and sales of new products outweighed a tech spending slump.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-03." The chart is divided into three sections (from top to left): Common stocks 96%, Short-term investments & other 3% and Preferred stocks 1%.]

Among our biggest disappointments during the period were our holdings in Applied Materials. The company, the biggest maker of semiconductor equipment, came under pressure when semiconductor companies pared their capital spending budgets because of weak demand for electronics throughout much of the period. Our holdings in QUALCOMM, which owns the intellectual property for CDMA wireless technology, a widely used worldwide phone technology, also stumbled. This was partially in response to news that Nokia, a major customer, plans to become one of its competitors in the production of semiconductors, although Nokia will continue to pay royalties to QUALCOMM.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Western Digital followed by an up arrow with the phrase "Industry consolidation, better pricing for storage products." The second listing is Amazon followed by an up arrow with the phrase "Revenues and sales gains, plus cost-saving measures." The third listing is Applied Materials followed by a down arrow with the phrase "Chipmakers delay equipment purchases."]

OUTLOOK

Despite the recent rise in technology stock prices, we believe the sector continues to offer attractive valuations. In our opinion, technology companies are being viewed more for what we believe they truly are -- growth cyclical companies -- and, as a result, they should anticipate any uptick in economic activity in advance. But at this point, customers remain reluctant to commit to large purchases of technology products and services, reflecting the overall economic uncertainty. This has had two effects -- severe pricing pressure and a growing reliance on full-service vendors for "one-stop shopping." We believe these pressures favor large-capitalization companies. At the same time, attractive valuations still are frequently found among some of the smaller companies with strong technologies and good balance sheets. So for now, we plan to maintain a well-diversified portfolio that contains a mix of the two.

"...we believe the sector
 continues to offer
 attractive valuations."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Standard & Poor's 500
Index, Index 1, an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Russell 3000
Technology Index,
Index 2, an unman
aged index of
technology sector
stocks in the Russell
3000 Index, which
represents the 3,000
largest U.S. companies
based on total market
capitalization.

It is not possible to
invest in an index.


                              Class A      Class B      Class C      Class I 1      Index 1
Inception date                1-13-83       1-3-94       3-1-99       3-1-01           --

Average annual returns with maximum sales charge (POP)
One year                       -34.45%      -34.78%      -32.76%      -29.85%      -13.30%
Five years                     -11.63%      -11.66%          --           --        -2.42%
Ten years                        5.28%          --           --           --         9.66%
Since inception                    --         2.52%      -18.85%      -34.08%          --

Cumulative total returns with maximum sales charge (POP)
Six months                       8.30%        8.90%       11.90%       15.57%        4.47%
One year                       -34.45%      -34.78%      -32.76%      -29.85%      -13.30%
Five years                     -46.11%      -46.19%          --           --       -11.54%
Ten years                       67.32%          --           --           --       151.49%
Since inception                    --        26.09%      -58.09%      -59.42%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $27,051 as of April 30, 2003. The second line represents Index 1 and is equal to $25,149 as of April 30, 2003. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Technology Fund, before sales charge, and is equal to $17,607 as of April 30, 2003. The fourth line represents the value of the same hypothetical investment made in the John Hancock Technology Fund, after sales charge, and is equal to $16,749 as of April 30, 2003.

                                    Class B 1    Class C 1    Class I 2
Period beginning                     1-3-94       3-1-99       3-1-01
Without sales charge                $12,609       $4,233       $4,058
With maximum sales charge                --       $4,191           --
Index 1                             $23,260       $7,844       $7,647
Index 2                             $23,199       $5,396       $5,642

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into four main categories: common stocks, preferred stocks, bonds and short-term investments. The stocks and bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 95.85%                                                                                     $371,950,913
(Cost $590,847,876)

Computer -- Internet Security 1.19%                                                                         4,605,756
   67,000  Diversinet Corp.*+ (Canada)                                                                         46,900
  398,850  Network Associates, Inc.*+                                                                       4,558,856

Computer -- Internet Services 7.31%                                                                        28,362,422
  395,200  Amazon.com, Inc.*#+                                                                           11,330,384
  500,000  Ariba, Inc.*                                                                                     1,630,000
   90,600  eBay, Inc.*                                                                                      8,404,962
  125,900  First Data Corp.                                                                                 4,939,057
   14,369  First Internet Bank of Indiana (r)                                                                 689,712
  341,850  Pinnacor, Inc.*                                                                                    533,286
  535,270  ScreamingMedia, Inc.*                                                                              835,021

Computer -- Memory Devices 8.77%                                                                           34,020,358
1,000,000  EMC Corp.*                                                                                       9,090,000
  146,650  Emulex Corp.*                                                                                    3,004,858
2,350,000  Western Digital Corp.*+                                                                         21,925,500

Computer -- Micro/Macro 9.43%                                                                              36,571,796
  499,450  Cray, Inc.*+                                                                                     3,770,847
  701,850  Dell Computer Corp.*                                                                            20,290,483
  402,912  Hewlett-Packard Co.                                                                              6,567,466
   70,000  International Business Machines Corp.+                                                           5,943,000

Computer -- Networking 4.06%                                                                               15,740,370
  850,550  Cisco Systems, Inc.*                                                                            12,792,272
  696,950  Extreme Networks, Inc.*                                                                          2,948,098

Computer -- Services 3.83%                                                                                 14,872,737
  159,949  Affiliated Computer Services, Inc. (Class A)*+                                                   7,629,567
    3,278  Gomez, Inc.* (r)                                                                                    10,490
  695,450  Unisys Corp.*                                                                                    7,232,680

Computer -- Software 19.39%                                                                                75,249,746
  900,400  BEA Systems, Inc.*                                                                               9,643,284
  674,600  Borland Software Corp.*                                                                          6,118,622
  689,700  Citrix Systems, Inc.*                                                                           13,076,712
  100,000  Commercialware, Inc. (r)                                                                            50,000
  234,100  i2 Technologies, Inc.*                                                                             172,064
  487,750  Mercury Interactive Corp.*+                                                                     16,554,235
  590,000  Microsoft Corp.                                                                                 15,086,300
1,358,400  Parametric Technology Corp.*                                                                     4,482,720
  500,000  SeeBeyond Technology Corp.*                                                                      1,200,000
  565,200  Siebel Systems, Inc.*                                                                            4,900,284
    4,916  SuSE Linux AG (Germany) (r)                                                                         18,050
1,916,250  Vignette Corp.*+                                                                                 3,947,475

Electronics -- Components Misc. 3.04%                                                                      11,780,500
1,000,000  Flextronics International Ltd.* (Singapore)                                                      8,750,000
  950,000  Solectron Corp.*                                                                                 3,030,500

Electronics -- Semiconductor Components 24.18%                                                             93,846,114
  699,350  Advanced Micro Devices, Inc.*+                                                                   5,203,164
1,400,000  Agere Systems, Inc. (Class A)*                                                                   2,506,000
1,000,000  Amkor Technology, Inc.*+                                                                         7,570,000
  850,000  Applied Materials, Inc.*                                                                        12,410,000
  350,000  ASML Holding N.V.*+ (Netherlands)                                                                3,083,500
1,000,000  Cypress Semiconductor Corp.*                                                                     8,720,000
  678,050  Integrated Device Technology, Inc.*                                                              7,004,256
  250,100  Intel Corp.                                                                                      4,601,840
  300,000  KLA-Tencor Corp.*+                                                                              12,300,000
  884,155  Micron Technology, Inc.+                                                                         7,515,318
  345,600  MKS Instruments, Inc.*+                                                                          4,824,576
  530,800  RF Micro Devices, Inc.*+                                                                         2,521,300
1,371,169  Taiwan Semiconductor Manufacturing Co. Ltd.,*+
           American Depositary Receipt (ADR) (Taiwan)                                                      11,476,685
1,320,950  Vitesse Semiconductor Corp.*+                                                                    4,109,475

Fiber Optics 2.45%                                                                                          9,520,239
  963,024  Aeroflex, Inc.*                                                                                  5,181,069
1,342,000  Finisar Corp.*+                                                                                  1,248,060
  957,000  JDS Uniphase Corp.*                                                                              3,091,110

Media -- Cable TV 2.32%                                                                                     9,019,826
  659,344  AOL Time Warner, Inc.*                                                                           9,019,826

Medical -- Devices 0.01%                                                                                       49,180
  491,800  SerOptix* (r)                                                                                       49,180

Telecom -- Cellular 1.66%                                                                                   6,436,718
  996,396  AT&T Wireless Services, Inc.*                                                                    6,436,718

Telecom -- Equipment 7.26%                                                                                 28,189,051
  400,000  Corning, Inc.*+                                                                                  2,168,000
  166,800  Globecomm Systems, Inc.*                                                                           500,400
  901,721  Lucent Technologies, Inc.*+                                                                      1,623,098
  160,000  Newpoint Technologies, Inc.* (r)                                                                    40,000
  700,000  Nokia Corp.+ (ADR) (Finland)                                                                    11,599,000
  275,000  QUALCOMM, Inc.*#                                                                               8,769,750
  160,250  UTStarcom, Inc.*+                                                                                3,488,803

Telecom -- Services 0.95%                                                                                   3,686,100
1,100,000  Primus Telecommunications Group, Inc.*                                                           3,686,100

PREFERRED STOCKS 0.63%                                                                                      2,437,569
(Cost $7,461,671)

Broker Services 0.43%                                                                                       1,650,500
  100,000  Goldman Sachs Group, Inc. (The), 9.30%,
           Ser HPQ, Conv                                                                                    1,650,500

Electronics 0.06%                                                                                             237,069
  431,035  Silicon Genesis Corp., Ser C, Conv* (r)                                                            237,069

Medical -- Devices 0.08%                                                                                      300,000
  500,000  SerOptix, Ser A* (r)                                                                               150,000
  500,000  SerOptix, Ser B, Conv* (r)                                                                         150,000

Telecom -- Services 0.06%                                                                                     250,000
  100,000  Convergent Networks, Inc., Ser D, Conv* (r)                                                        250,000

                                                                   INTEREST  CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                     RATE  RATING**   (000s OMITTED)          VALUE
BONDS 0.05%                                                                                                  $181,084
(Cost $543,428)

Computer -- Services 0.02%                                                                                     56,084
Gomez, Inc,
  Sr Sec Note 11-08-06 (r)                                            10.00%     CC              $56           56,084

Transportation -- Air Freight 0.03%                                                                           125,000
Piedmont Aviation, Inc.,
  Equip Tr Cert 1988 Ser F 03-28-09                                   10.35      Ca              500          125,000

                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 35.80%                                                                            $138,937,068
(Cost $140,037,068)

Joint Repurchase Agreement 3.01%
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust
Co. -- Dated 04-30-03, due 05-01-03 (Secured
by U.S. Treasury Inflation Indexed Bond,
3.875% due 04-15-29 and U.S. Treasury
Inflation Indexed Notes, 3.000% thru 3.875%,
due 01-15-07 thru 07-15-12)                                                      1.28%         $11,683     11,683,000

Bond 0.03%
Candescent Technologies Corp.,
Conv Sr Sub Deb 05-01-03 (R)                                                     8.00            1,250        150,000

                                                                                               SHARES
Cash Equivalents 32.76%
AIM Cash Investment Trust***                                                              127,104,068     127,104,068

TOTAL INVESTMENTS 132.33%                                                                                $513,506,634

OTHER ASSETS AND LIABILITIES, NET (32.33%)                                                              ($125,454,421)

TOTAL INVESTMENTS 100.00%                                                                                $388,052,213

  * Non-income-producing security.

 ** Credit ratings are rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, LLC, where Standard
    & Poor's ratings are not available.

*** Represents investment of security lending collateral.

  + All or a portion of this security is on loan on April 30, 2003.

  # All or a portion of this security is pledged as collateral for written call options.

(r) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

                                                                                VALUE AS A
                                                                                PERCENTAGE           VALUE
                                                 ACQUISITION    ACQUISITION      OF FUND'S           AS OF
  ISSUER, DESCRIPTION                                   DATE           COST     NET ASSETS  APRIL 30, 2003
----------------------------------------------------------------------------------------------------------
Commercial Ware, Inc. --
  Common stock                                      08-06-99     $1,000,000           0.01%        $50,000
Convergent Networks, Inc. --
  Preferred stock, Ser D                            09-22-00      1,635,000           0.06         250,000
First Internet Bank of Indiana --
  Common stock                                      02-07-00        999,939           0.18         689,712
Gomez, Inc. --
  Bond                                              07-23-01         56,084           0.02          56,084
  Common stock                                      09-10-02      2,177,612           0.00          10,490
Newpoint Technologies, Inc. --
  Common stock                                      03-24-98        480,000           0.01          40,000
SerOptix --
  Common stock                                      01-12-98             50           0.01          49,180
  Preferred stock, Ser A                            01-12-98        500,000           0.04         150,000
  Preferred stock, Ser B                            04-05-00        666,667           0.04         150,000
Silicon Genesis Corp. --
  Preferred stock                                   09-05-00      3,000,004           0.06         237,069
SuSE Linux AG --
  Common stock                                      07-06-00      1,238,724           0.01          18,050

Total                                                                                 0.44%     $1,700,585


(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,000 or 0.04% of net assets as of April 30, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

April 30, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
countries.

                                         VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                   OF FUND'S NET ASSETS
--------------------------------------------------------------
Canada                                                0.01%
Finland                                               2.99
Netherlands                                           0.79
Singapore                                             2.25
Taiwan                                                2.96
United States
  Long Term                                          87.56
  Short Term                                         35.77
Total investments                                   132.33%

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $738,890,043)
  including $124,413,447 of securities loaned)
                                                                 $513,506,634
Cash                                                                3,525,012
Receivable for investments sold                                        53,927
Receivable for shares sold                                             62,635
Dividends and interest receivable                                      37,670
Other assets                                                          139,754

Total assets                                                      517,325,632

LIABILITIES
Payable for investments purchased                                     515,471
Payable for shares repurchased                                        354,499
Payable for written options (premiums received $407,065)              258,100

Payable for securities on loan                                    127,104,068
Payable to affiliates                                                 695,001
Other payables and accrued expenses                                   346,280

Total liabilities                                                 129,273,419

NET ASSETS
Capital paid-in                                                 1,709,948,056
Accumulated net realized loss on
investments and written options                                (1,091,079,328)
Net unrealized depreciation of
  investments and written options                                (225,234,444)
Accumulated net investment loss                                    (5,582,071)

Net assets                                                       $388,052,213

NET ASSET VALUE PER SHARE
Based on net asset values and
shares outstanding
Class A ($195,262,675 [DIV] 71,327,291 shares)                          $2.74
Class B ($170,648,897 [DIV] 67,292,605 shares)                          $2.54
Class C ($18,472,157 [DIV] 7,280,993 shares)                            $2.54
Class I ($3,668,484 [DIV] 1,302,771 shares)                             $2.82

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($2.74 [DIV] 95%)                                             $2.88
Class C ($2.54 [DIV] 99%)                                               $2.57

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $31,881)              $358,669
Securities lending income                                             182,852
Interest                                                              146,450

Total investment income                                               687,971

EXPENSES
Investment management fee                                           1,447,232
Class A distribution and service fee                                  277,702
Class B distribution and service fee                                  833,810
Class C distribution and service fee                                   88,933
Class A, B and C transfer agent fee                                 3,323,536
Class I transfer agent fee                                              1,842
Accounting and legal services fee                                      89,522
Printing                                                               55,789
Custodian fee                                                          34,278
Auditing fee                                                           27,638
Trustees' fee                                                          13,483
Miscellaneous                                                          11,787
Registration and filing fee                                             2,604
Legal fee                                                               2,195
Interest expense                                                          530

Total expenses                                                      6,210,881

Net investment loss                                                (5,522,910)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                      (106,156,629)
Written options                                                     2,113,635
Change in net unrealized appreciation (depreciation) of
Investments                                                       157,757,821
Written options                                                       498,436

Net realized and unrealized gain                                  $54,213,263

Increase in net assets from operations                            $48,690,353

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                               ($12,576,619)  ($5,522,910)

Net realized loss                                 (410,969,308) (104,042,994)
Change in net unrealized
  appreciation (depreciation)                      129,872,118   158,256,257
Increase (decrease) in net assets
  resulting from operations                       (293,673,809)   48,690,353
From Fund share transactions                      (103,740,315)  (17,405,994)

NET ASSETS
Beginning of period                                754,181,978   356,767,854

End of period 2                                   $356,767,854  $388,052,213

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $59,161 and $5,582,071, respectively.

  See notes to
  financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-98 1  10-31-99 1    10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $5.01       $4.74        $10.03      $12.02       $4.20       $2.40
Net investment loss 3                          (0.05)      (0.06)        (0.10)      (0.07)      (0.06)      (0.03)
Net realized and unrealized
  gain (loss) on investments                    0.18        5.39          5.12       (7.53)      (1.74)       0.37
Total from
  investment operations                         0.13        5.33          5.02       (7.60)      (1.80)       0.34
Less distributions
From net realized gain                         (0.40)      (0.04)        (3.03)      (0.22)         --          --
Net asset value,
  end of period                                $4.74      $10.03        $12.02       $4.20       $2.40       $2.74
Total return 4 (%)                              3.95      113.09         25.37      (64.35)     (42.86)      14.17 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $186        $523          $971        $343        $175        $195
Ratio of expenses
  to average net assets (%)                     1.50        1.35          1.28        1.52        1.98        3.00 6
Ratio of net investment loss
  to average net assets (%)                    (0.97)      (0.78)        (0.69)      (0.97)      (1.63)      (2.63) 6
Portfolio turnover (%)                            86          61            41          47          28          22

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                10-31-98 1  10-31-99 1    10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $4.85       $4.55         $9.55      $11.34       $3.93       $2.23
Net investment loss 3                          (0.08)      (0.11)        (0.19)      (0.11)      (0.08)      (0.04)
Net realized and unrealized
  gain (loss) on investments                    0.18        5.15          5.01       (7.08)      (1.62)       0.35
Total from
  investment operations                         0.10        5.04          4.82       (7.19)      (1.70)       0.31
Less distributions
From net realized gain                         (0.40)      (0.04)        (3.03)      (0.22)         --          --
Net asset value,
  end of period                                $4.55       $9.55        $11.34       $3.93       $2.23       $2.54
Total return 4 (%)                              3.20      111.70         24.49      (64.60)     (43.26)      13.90 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  $78        $553        $1,291        $372        $162        $171
Ratio of expenses
  to average net assets (%)                     2.20        2.05          1.98        2.19        2.66        3.70 6
Ratio of net investment loss
  to average net assets (%)                    (1.67)      (1.47)        (1.39)      (1.63)      (2.30)      (3.34) 6
Portfolio turnover (%)                            86          61            41          47          28          22


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 1,7   10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $7.71          $9.55      $11.34       $3.93       $2.23
Net investment loss 3                                    (0.09)         (0.19)      (0.11)      (0.08)      (0.04)
Net realized and unrealized
  gain (loss) on investments                              1.93           5.01       (7.08)      (1.62)       0.35
Total from
  investment operations                                   1.84           4.82       (7.19)      (1.70)       0.31
Less distributions
From net realized gain                                      --          (3.03)      (0.22)         --          --
Net asset value,
  end of period                                          $9.55         $11.34       $3.93       $2.23       $2.54
Total return 4 (%)                                       48.62 5        24.49      (64.60)     (43.26)      13.90 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $14           $101         $36         $17         $18
Ratio of expenses
  to average net assets (%)                               2.16 6         1.99        2.22        2.68        3.70 6
Ratio of net investment loss
  to average net assets (%)                              (1.57) 6       (1.40)      (1.67)      (2.32)      (3.33) 6
Portfolio turnover (%)                                      61             41          47          28          22

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 7   10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $6.95       $4.23       $2.44
Net investment loss 3                                    (0.02)      (0.02)      (0.01)
Net realized and unrealized
  gain (loss) on investments                             (2.70)      (1.77)       0.39
Total from
  investment operations                                  (2.72)      (1.79)       0.38
Net asset value,
  end of period                                          $4.23       $2.44       $2.82
Total return 4 (%)                                      (39.14) 5   (42.32)      15.57 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $3          $2          $4
Ratio of expenses
  to average net assets (%)                               0.87 6      0.90        1.03 6
Ratio of net investment loss
  to average net assets (%)                              (0.50) 6    (0.54)      (0.65) 6
Portfolio turnover (%)                                      47          28          22

1 Per share amounts have been restated to reflect the 6-for-1 stock split effective 8-11-00.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Class C and Class I shares began operations on 3-1-99 and 3-1-01, respectively.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Technology Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.



Written options for the period ended April 30, 2003 were as follows:

                                                    NUMBER OF CONTRACTS     PREMIUMS RECEIVED
---------------------------------------------------------------------------------------------
Outstanding, beginning of period                                  6,010              $676,429
Options written                                                  12,722             1,844,371
Options closed                                                   (1,354)           (1,882,803)
Options expired                                                 (14,564)             (230,932)
Outstanding, end of period                                        2,814              $407,065

Summary of written options outstanding on April 30, 2003:

NAME OF           NUMBER OF       EXERCISE          EXPIRATION
ISSUER            CONTRACTS          PRICE                DATE            VALUE
---------------------------------------------------------------------------------------------
CALLS

Amazon.com              250          $25.0        May 19, 2003          $97,500
QUALCOMM Inc.           750           32.5        May 19, 2003           63,750
Total                 1,000                                            $161,250

PUTS
Emulex Corp.            700           17.5        May 19, 2003          $14,000
QUALCOMM Inc.           500           30.0       June 23, 2003           57,500
Siebel Systems Inc.     500            7.5     August 18, 2003           22,500
Yahoo, Inc.             114           22.5        May 19, 2003            2,850
Total                 1,814                                             $96,850

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $124,413,447, collateralized by cash in the amount of $127,104,068. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $986,571,658 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $575,084,448, and December 31, 2010 -- $411,487,210.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $100,000,000 of the Fund's average daily net asset value; (b) 0.75% of the Fund's average daily net asset value of the Fund for the next $700,000,000 of average daily net assets and (c) 0.70% of the average daily net asset value of the Fund in excess of $800,000,000. The Adviser has a subadvisory agreement with American Fund Advisors, Inc. The Fund is not responsible for the payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $185,966 with regard to sales of Class A shares. Of this amount, $19,015 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $134,489 was paid as sales commissions to unrelated broker-dealers and $32,462 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $14,712 with regard to sales of Class C shares. Of this amount, $13,461 was paid as sales commissions to unrelated broker-dealers and $1,251 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $254,373 for Class B shares and $1,890 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value plus certain out-of-pocket expenses attributable to Class I shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.05% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                         YEAR ENDED 10-31-02          PERIOD ENDED 4-30-03 1
                      SHARES          AMOUNT         SHARES         AMOUNT
CLASS A SHARES
Sold              30,211,068    $117,069,069     12,463,464    $32,538,266
Repurchased      (38,715,518)   (146,581,647)   (14,288,896)   (37,122,224)
Net decrease      (8,504,450)   ($29,512,578)    (1,825,432)   ($4,583,958)

CLASS B SHARES
Sold              10,950,312     $42,369,027      5,080,834    $12,363,607
Repurchased      (32,749,716)   (113,495,806)   (10,480,287)   (24,954,034)
Net decrease     (21,799,404)   ($71,126,779)    (5,399,453)  ($12,590,427)

CLASS C SHARES
Sold               1,798,355      $6,746,937        822,501     $1,995,347
Repurchased       (3,277,186)    (11,378,844)    (1,279,183)    (3,062,997)
Net decrease      (1,478,831)    ($4,631,907)      (456,682)   ($1,067,650)

CLASS I SHARES
Sold               1,119,248     $ 4,338,792        566,700     $1,525,853
Repurchased         (780,365)     (2,807,843)      (264,538)      (689,812)
Net increase         338,883      $1,530,949        302,162       $836,041

NET DECREASE     (31,443,802)  ($103,740,315)    (7,379,405)  ($17,405,994)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $78,864,721 and $99,904,259, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $739,249,339. Gross unrealized appreciation and depreciation of investments aggregated $82,465,772 and $308,208,477, respectively, resulting in net unrealized depreciation of $225,742,705. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund
-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund
-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund
-------------------------------------------------------
International       International Fund
                    Pacific Basin Equities Fund
-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund
-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



ELECTRONIC
DELIVERY

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FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Technology Fund.

830SA  4/03
       6/03

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this amended Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Not applicable at this time.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Ex99.CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date: June 30, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date: June 30, 2003




By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date: June 30, 2003